August 31, 2022, as amended and restated January 1, 2023

PROSPECTUS

Morningstar
Funds Trust

Morningstar U.S. Equity Fund
Institutional	MSTQX

Morningstar International Equity Fund
Institutional	MSTFX

Morningstar Global Income Fund
Institutional	MSTGX

Morningstar Total Return Bond Fund
Institutional	MSTRX

Morningstar Municipal Bond Fund
Institutional	MSTPX

Morningstar Defensive Bond Fund
Institutional	MSTBX

Morningstar Multisector Bond Fund
Institutional	MSTMX

Morningstar Global Opportunistic Equity Fund (formerly, Morningstar Unconstrained Allocation Fund)
Institutional	MSTSX

Morningstar Alternatives Fund
Institutional	MSTVX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar U.S. Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.67%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Other Operating Expenses	0.09%
Total Other Expenses	0.19%

Acquired Fund Fees and Expenses	0.02%[2]
Total Annual Fund Operating Expenses	0.88%

Fee Waivers and Expense Reimbursement	‑0.03%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.85%[3]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

[3]
Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Institutional shares’ Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.85%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Institutional shares’ Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the

Morningstar Funds Trust / Prospectus 2022

extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$87	$278	$485	$1,082
Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities of U.S.-based companies, and may invest up to 100% of its assets in such securities. The Fund seeks to provide broad U.S. equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may use quantitative models to select equity based on certain shared characteristics as determined by the Fund’s adviser. The Fund may also invest in real estate investment trusts (REITs), master limited partnerships and non-U.S. companies. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets. The Fund may invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.

Morningstar Funds Trust / Prospectus 2022

Principal Risks
You can lose money by investing in the Fund. The Fund can also underperform broad markets or other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.
Quantitative Models Risk—Morningstar may utilize quantitative models in managing all or a portion of the Fund. Such quantitative models may not perform as expected and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation, or maintenance of the technology used in the quantitative model. These issues could negatively impact investment returns. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models by Morningstar will enable the Fund to achieve its objective.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Morningstar Funds Trust / Prospectus 2022

REITs and Other Real Estate Companies Risk—REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.
Master Limited Partnership (“MLP”) Risk—MLPs are subject to, among other risks, cash flow risks, tax risk, deferred tax risk and capital market risk. Cash flow risk is the risk that MLPs will not make distributions to holders (including us) at anticipated levels or that such distributions will not have the expected tax character. MLPs also are subject to tax risk, which is the risk that an MLP might lose its partnership status for tax purposes. Deferred tax risk is the risk that we incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. Capital markets risk is the risk that MLPs will be unable to raise capital to meet their obligations as they come due or execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures.
Smaller Companies Risk—The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
Financials Sector Risk—Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Consumer Noncyclical Sector Risk—The consumer noncyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail. These companies may be adversely impacted by changes in domestic and global economic conditions, natural and man-made disasters, political, social or labor unrest, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.
Technology Sector Risk—Securities issued by technology companies have historically been volatile due to the rapid pace of product change and development within the sector. Technology companies are subject to intense competition, rapid obsolescence of their products or lack of commercial success, issues with obtaining financing or regulatory approvals, product incompatibility, delays in or cancellation of the release of anticipated products, and high required corporate capital expenditure for research and development of new products. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments, and changes in consumer preferences or investor perception of a company and/or its products or services.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.

Morningstar Funds Trust / Prospectus 2022

Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional
Morningstar U.S. Equity Fund % Total Return

Year-to-Date Return as of	June 30, 2022	-18.30%
Best Quarter	2Q 2020	23.05%
Worst Quarter	1Q 2020	-26.90%

Morningstar Funds Trust / Prospectus 2022

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	26.33%	15.46%
Return After Taxes on Distributions	20.97%	13.45%
Return After Taxes on Distributions and Sale of Fund Shares	17.42%	11.67%
Morningstar U.S. Market Index[1] (reflects no deduction for fees, expenses, or taxes)	25.78%	21.21%

[1]	The Morningstar U.S. Market Index is a diversified, broad-market index that targets 97% market capitalization coverage of the U.S. stock market.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadvisers listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Daniel E. McNeela, CFA	Senior Portfolio Manager and Co-Head of Target Risk Strategies	Since Inception (November 2018)

Douglas M. McGraw, CFA	Portfolio Manager	January 2023
Subadvisers and Portfolio Managers
Morningstar currently plans to allocate assets among the following subadvisers and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
ClearBridge Investments, LLC

Peter J. Bourbeau	Managing Director and Portfolio Manager	Since Inception (November 2018)

Margaret B. Vitrano	Managing Director and Portfolio Manager	Since Inception (November 2018)

Diamond Hill Capital Management, Inc.

Christopher A. Welch, CFA	Portfolio Manager	Since Inception (November 2018)

Christopher M. Bingaman, CFA	Portfolio Manager	Since Inception (November 2018)

Morningstar Funds Trust / Prospectus 2022

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Easterly Investment Partners LLC (formerly Levin Easterly Partners LLC)

John (Jack) W. Murphy	Chief Investment Officer, Portfolio Manager and Senior Securities Analyst	Since Inception (November 2018)

Massachusetts Financial Services Company, d/b/a MFS Investment Management

Nevin Chitkara	Investment Officer and Portfolio Manager	Since Inception (November 2018)

Katherine Cannan	Investment Officer and Equity Analyst	Since January 2020

Wasatch Advisors, Inc. d/b/a Wasatch Global Investors

JB Taylor	Chief Executive Officer and Lead Portfolio Manager	Since Inception (November 2018)

Paul S. Lambert	Portfolio Manager	Since Inception (November 2018)

Michael K. Valentine	Portfolio Manager	Since Inception (November 2018)

Westwood Management Corp.

Matthew R. Lockridge	Senior Vice President, Portfolio Manager, Research Analyst	Since Inception (November 2018)

William E. Costello, CFA	Senior Vice President, Portfolio Manager, Senior Research Analyst	Since Inception (November 2018)

Frederic G. Rowsey, CFA	Vice President, Portfolio Manager, Research Analyst	Since Inception (November 2018)
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar International Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.83%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Other Operating Expenses	0.13%
Total Other Expenses	0.23%

Acquired Fund Fees and Expenses	0.02%[2]
Total Annual Fund Operating Expenses	1.08%

Fee Waivers and Expense Reimbursement	‑0.08%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.00%[3]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

[3]
Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Institutional shares’ Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Institutional shares’ Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the

Morningstar Funds Trust / Prospectus 2022

extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$102	$336	$588	$1,310
Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80-100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.

Morningstar Funds Trust / Prospectus 2022

Principal Risks
You can lose money by investing in the Fund. The Fund can also underperform broad markets or other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic and regulatory risks, and market instability.
European Market Risk—Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. Member states of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of other EU member countries. In addition, the risk of investing in Europe may be heightened due to Russia’s military invasion of Ukraine in February 2022 and the United Kingdom’s departure from the EU on January 31, 2020. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. While it is not possible to determine the precise impact these events may have on the Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of the Fund’s investments.

Morningstar Funds Trust / Prospectus 2022

Risks of Investing in Asian Issuers—Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, rapid fluctuations in inflation and interest rates, decreased exports, economic recessions and political unrest. Economic and political events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to a higher degree of risk. To the extent the Fund invests in securities of companies located in or operating in China, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of such issuers meet PCAOB standards.
Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
Geographic Concentration Risk—To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.
Consumer Noncyclical Sector Risk—The consumer noncyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail. These companies may be adversely impacted by changes in domestic and global economic conditions, natural and man-made disasters, political, social or labor unrest, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.
Financials Sector Risk—Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Consumer Cyclical Sector Risk—The consumer cyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have cyclical characteristics, such as automotive manufacturers, retail companies, and housing-related companies. Consumer cyclical companies rely heavily on business cycles and economic conditions. The consumer cyclical industry can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer tastes and trends, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.

Morningstar Funds Trust / Prospectus 2022

Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
Smaller Companies Risk—The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Morningstar Funds Trust / Prospectus 2022

Calendar Year Total Return—Institutional
Morningstar International Equity Fund
% Total Return

Year-to-Date Return as of	June 30, 2022	‑17.68%
Best Quarter	4Q 2020	22.40%
Worst Quarter	1Q 2020	-27.78%

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	7.38%	10.03%
Return After Taxes on Distributions	3.64%	8.38%
Return After Taxes on Distributions and Sale of Fund Shares	6.62%	7.72%
Morningstar Global Markets Ex U.S. Index (net)[1] (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)	8.41%	10.85%

[1]
The Morningstar Global Markets Ex U.S. Index (net) captures the performance of the stocks located in the developed and emerging countries across the world, excluding the United States. Stocks in the index are weighted by their float capital, which removes corporate cross-ownership, government holdings and other locked-in shares. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadvisers listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Daniel E. McNeela, CFA	Senior Portfolio Manager and Co-Head of Target Risk Strategies	Since Inception (November 2018)

Douglas M. McGraw, CFA	Portfolio Manager	January 2023

Morningstar Funds Trust / Prospectus 2022

Subadvisers and Portfolio Managers
Morningstar currently plans to allocate assets among the following subadvisers and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Harding Loevner L.P.

Ferrill D. Roll, CFA	Co-Chief Investment Officer, Co-Lead Portfolio Manager, Analyst	Since Inception (November 2018)

Bryan C. Lloyd, CFA	Portfolio Manager, Analyst	Since Inception (November 2018)

Patrick C. Todd, CFA	Portfolio Manager, Analyst	Since Inception (November 2018)

Andrew H. West, CFA	Co-Lead Portfolio Manager, Analyst	Since Inception (November 2018)

Babatunde Ojo, CFA	Portfolio Manager	January 2021

Harris Associates L.P.

David G. Herro, CFA	Deputy Chairman, Chief Investment Officer— International Equities, and Portfolio Manager	Since Inception (November 2018)

Michael L. Manelli, CFA	Vice President, Portfolio Manager, and International Investment Analyst	Since Inception (November 2018)

Lazard Asset Management LLC

James Donald, CFA	Managing Director, Portfolio Manager/Analyst, and Head of Emerging Markets	Since Inception (November 2018)

Rohit Chopra	Managing Director and Portfolio Manager/Analyst	Since Inception (November 2018)

Monika Shrestha	Director and Portfolio Manager/Analyst	Since Inception (November 2018)

John Reinsberg	Deputy Chairman, Head of International and Global Strategies	Since Inception (November 2018)

Ganesh Ramachandran	Manager, Director and Portfolio Manager/Analyst	July 2020

T. Rowe Price Associates, Inc.

Eric Moffett	Portfolio Manager	April 2021

Malik Asif	Portfolio Manager	April 2021
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.

Morningstar Funds Trust / Prospectus 2022

See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar Global Income Fund
Investment Objective
The Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.35%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Other Operating Expenses	0.17%
Total Other Expenses	0.27%

Acquired Fund Fees and Expenses	0.07%[2]
Total Annual Fund Operating Expenses	0.69%

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$70	$221	$384	$859

Morningstar Funds Trust / Prospectus 2022

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Principal Investment Strategies
In seeking current income and long-term capital appreciation, the Fund has significant flexibility and invests across asset classes and geographies, according to the adviser’s assessment of their valuations, fundamental characteristics, and income levels. The Fund invests in investment companies such as open-, closed-end or ETFs which could represent a significant percentage of the Fund’s assets. The Fund generally expects to invest at least 20% (or, if market conditions are unfavorable, at least 10%) of its assets in securities of issuers domiciled outside of the United States and may invest up to 100% of its assets in such securities.
The Fund invests in income-generating equity securities, which may include common stocks, preferred stocks, real estate investment trusts (REITs), and master limited partnerships (MLPs). The Fund may invest in companies of any size from any country, including emerging markets.
The Fund also invests in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging- market debt securities, mortgage-backed and asset-backed securities, convertible securities and floating-rate notes. The Fund may invest up to 60% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Principal Risks
You can lose money by investing in this Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Morningstar Funds Trust / Prospectus 2022

Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark. Given the wide latitude with which the adviser manages this portfolio, you should expect this Fund to periodically underperform broad markets.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Financials Sector Risk—Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Consumer Noncyclical Sector Risk—The consumer noncyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail. These companies may be adversely impacted by changes in domestic and global economic conditions, natural and man-made disasters, political, social or labor unrest, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
REITs and Other Real Estate Companies Risk—REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market;

Morningstar Funds Trust / Prospectus 2022

fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.
Interest-Rate Risk—The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise. The Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Convertible Securities Risk—Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
Preferred Stock Risk—Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors, after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stocks may be less liquid than common stocks. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid.
Master Limited Partnership (MLP) Risk—An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the OTC market. Investing in MLPs, which are subject to a variety of laws and regulations, involves risks related to the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and credit risk, and MLPs that concentrate in a particular industry or geographic region are subject to the risks of those industries or regions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies.

Morningstar Funds Trust / Prospectus 2022

Smaller Companies Risk—The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.
Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.
Floating-Rate Notes Risk—Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset

Morningstar Funds Trust / Prospectus 2022

whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund’s income.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. Such a strategy often involves higher transaction costs, including brokerage commissions and dealer mark-ups, and may increase the amount of capital gains (in particular, short-term gains) realized by a Fund. Shareholders may pay tax on such capital gains. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Morningstar Funds Trust / Prospectus 2022

Calendar Year Total Return—Institutional
Morningstar Global Income Fund % Total Return

Year-to-Date Return as of	June 30, 2022	‑13.48%
Best Quarter	2Q 2020	11.36%
Worst Quarter	1Q 2020	-17.92%

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	8.51%	8.78%
Return After Taxes on Distributions	5.41%	6.93%
Return After Taxes on Distributions and Sale of Fund Shares	6.23%	6.34%
Morningstar Global Income Blended Index (current composition)[1] (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)	6.21%	10.40%
Morningstar Global Income Blended Index (prior composition)[1] (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)	11.89%	13.36%

[1]
Effective February 1. 2022, the Morningstar Global Income Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Multiverse Total Return Index. Prior to February 1, 2022, the Morningstar Global Income Blended Index was composed of 75% Morningstar Global Markets NR Index and 25% Bloomberg Multiverse Total Return Index. The Fund has elected to change the composition of its benchmark index because it believes the new composition more appropriately reflects the composition of the Fund. The Morningstar Global Markets NR Index captures the performance of the stocks located in the developed and emerging countries across the world. The Bloomberg Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to those who do not benefit from double taxation treaties.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Morningstar Funds Trust / Prospectus 2022

Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadviser listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Marta K. Norton, CFA	Chief Investment Officer and Portfolio Manager	Since Inception (November 2018)

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	December 2020

Hong Cheng, CFA	Portfolio Manager	December 2020
Subadvisers and Portfolio Managers
Morningstar currently plans to allocate assets to the following subadvisers and may adjust this allocation at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Cullen Capital Management, LLC

James P. Cullen	Chairman, Chief Executive Officer, and Portfolio Manager	Since Inception (November 2018)

Rahul D. Sharma	Executive Director and Portfolio Manager	Since Inception (November 2018)

Western Asset Management Company, LLC

Michael C. Buchanan, CFA	Lead Portfolio Manager/Deputy Chief Investment Officer	February 2022

Gordon S. Brown	Co-Portfolio Manager/Co-Head of Global Portfolios	February 2022

S. Kenneth Leech	Co-Portfolio Manager/Chief Investment Officer	February 2022

Annabel Rudebeck	Co-Portfolio Manager	February 2022
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.

Morningstar Funds Trust / Prospectus 2022

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar Total Return Bond Fund
Investment Objective
The Fund seeks to maximize total return while also generating income and preserving capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.44%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Short Sale Dividend and Interest Expenses	0.01%

Other Operating Expenses	0.16%
Total Other Expenses	0.27%

Acquired Fund Fees and Expenses	0.02%[2]
Total Annual Fund Operating Expenses	0.73%

Fee Waivers and Expense Reimbursement	-0.18%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.55%[3]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

[3]
Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Institutional shares’ Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.53%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Institutional shares’ Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original

Morningstar Funds Trust / Prospectus 2022

prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.54% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$56	$215	$388	$890
Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 346% of the average value of its portfolio.
Principal Investment Strategies
In seeking to maximize total return while also generating income and preserving capital, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may also invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest up to 15% of its assets in collateralized debt obligations (CDOs), of which 10% (as a percentage of the Fund’s assets) may be in collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Morningstar Funds Trust / Prospectus 2022

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund may also invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also enter into reverse repurchase agreements and dollar rolls. The Fund may also invest in short-term, high-quality fixed-income securities, cash or cash equivalents, including money market funds.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Principal Risks
This Fund is designed to offer a moderate level of risk, but you can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

Morningstar Funds Trust / Prospectus 2022

Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise. The Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.
Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.
CDO Risk—In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced

Morningstar Funds Trust / Prospectus 2022

“fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid investments.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
Financials Sector Risk—Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset

Morningstar Funds Trust / Prospectus 2022

that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Reverse Repurchase Agreements Risk—Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.
Dollar Rolls Risk—Dollar rolls involve the risk that the market value of the securities that the Fund is commit- ted to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
Private Placements Risk—Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.
LIBOR Risk—Certain instruments in which the Fund, or the underlying funds in which the Fund invests, may utilize the London Interbank Overnight Rate (LIBOR) as a reference rate for various rate calculations. The U.K. Financial Conduct Authority, which regulates LIBOR, phased out certain LIBOR at the end of 2021 and intends to phase out the remaining LIBOR rate in 2023. The potential effect of a transition away from LIBOR on the investments held by the Fund or underlying funds cannot yet be determined. To the extent that the Fund or underlying funds have exposure to contracts or instruments based on LIBOR that do not include fallback provisions, those investments may have an increased risk of becoming illiquid.
Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. Such a strategy often involves higher transaction costs, including brokerage commissions and dealer mark-ups, and may increase the amount of capital gains (in particular, short-term gains) realized by a Fund. Shareholders may pay tax on such capital gains. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Morningstar Funds Trust / Prospectus 2022

Calendar Year Total Return—Institutional
Morningstar Total Return Bond Fund % Total Return

Year-to-Date Return as of	June 30, 2022	-12.60%
Best Quarter	2Q 2020	6.05%
Worst Quarter	1Q 2021	‑3.85%

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	‑1.56%	6.15%
Return After Taxes on Distributions	‑2.32%	4.56%
Return After Taxes on Distributions and Sale of Fund Shares	‑0.84%	4.11%
Bloomberg U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)	‑1.54%	5.44%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S.-dollar denominated, fixed-rate, taxable bond market.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadvisers listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Alfonzo Bruno, CFA	Portfolio Manager	May 2022

Hong Cheng, CFA	Portfolio Manager	May 2022

Daniel E. McNeela, CFA	Senior Portfolio Manager and Co-Head of Target Risk Strategies	Since Inception (November 2018)

Morningstar Funds Trust / Prospectus 2022

Subadvisers and Portfolio Managers
Morningstar currently plans to allocate assets among the following subadvisers and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
BlackRock Financial Management, Inc.

Richard M. Rieder	Global Chief Investment Officer, Managing Director, and Portfolio Manager	Since Inception (November 2018)

Robert J. Miller	Managing Director and Portfolio Manager	Since Inception (November 2018)

David L. Rogal	Director and Portfolio Manager	Since Inception (November 2018)

Western Asset Management Company, LLC

John L. Bellows, CFA	Portfolio Manager and Research Analyst	Since Inception (November 2018)

S. Kenneth Leech	Chief Investment Officer	Since Inception (November 2018)

Mark S. Lindbloom	Portfolio Manager	Since Inception (November 2018)

Frederick R. Marki, CFA	Portfolio Manager	Since Inception (November 2018)

Julien A. Scholnick, CFA	Portfolio Manager	Since Inception (November 2018)

Scott M. Beatty, CFA	Portfolio Manager	Since Inception (November 2018)
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar Municipal Bond Fund
Investment Objective
The Fund seeks income exempt from federal income taxes as well as capital preservation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.44%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Other Operating Expenses	0.11%
Total Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%[2]

Total Annual Fund Operating Expenses	0.66%

Fee Waivers and Expense Reimbursement	-0.07%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.59%[3]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

[3]
Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Institutional shares’ Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.59%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Institutional shares’ Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the

Morningstar Funds Trust / Prospectus 2022

extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$60	$204	$361	$816
Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
In seeking income exempt from federal income taxes consistent with the preservation of capital, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of municipal issuers within the United States and its territories, the income of which is exempt from U.S. taxation. To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund intends to invest primarily in investment-grade municipal securities, but may invest up to 35% of assets in high-yield fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may also invest in derivatives, including options, futures, swaps, and inverse floating-rate debt instruments (inverse floaters), for risk management purposes or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.

Morningstar Funds Trust / Prospectus 2022

Principal Risks
You can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor market segments that cause the Fund to underperform its benchmark.
Municipal Securities Risk—The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due.
Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise. The Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies

Morningstar Funds Trust / Prospectus 2022

effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional
Morningstar Municipal Bond Fund % Total Return

Year-to-Date Return as of	June 30, 2022	‑7.10%
Best Quarter	2Q 2020	2.33%
Worst Quarter	1Q 2020	-1.48%

Morningstar Funds Trust / Prospectus 2022

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	1.48%	4.36%
Return After Taxes on Distributions	1.46%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares	1.57%	3.77%
Morningstar Municipal Bond Blended Index[1] (reflects no deduction for fees, expenses, or taxes)	1.04%	3.98%

[1]
The Morningstar Municipal Bond Blended Index is composed of 60% Bloomberg Municipal Bond Index and 40% Bloomberg Municipal 1-3 Year Bond Index. The Bloomberg Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. Bloomberg Municipal 1-3 Year Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadvisers listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Alfonzo Bruno, CFA	Portfolio Manager	May 2022

Daniel E. McNeela, CFA	Senior Portfolio Manager and Co-Head of Target Risk Strategies	Since Inception (November 2018)
Subadvisers and Portfolio Managers
Morningstar currently plans to allocate assets among the following subadvisers and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Allspring Global Investments, LLC

Robert J. Miller	Senior Portfolio Manager	Since Inception (November 2018)

Bruce R. Johns	Senior Portfolio Manager	June 2019

Terry J. Goode	Senior Portfolio Manager	June 2019

Nicholos Venditti	Senior Portfolio Manager	September 2020

Morningstar Funds Trust / Prospectus 2022

Portfolio Manager	Position with Subadviser	Start Date with the Fund
T. Rowe Price Associates, Inc.

Konstantine B. Mallas	Portfolio Manager and Vice President	Since Inception (November 2018)

James M. Murphy, CFA	Portfolio Manager and Vice President	Since Inception (November 2018)

Austin Applegate, CFA	Portfolio Manager and Vice President	January 2023
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are exempt from federal income tax, although a portion may be an item of tax preference for purposes of the federal alternative minimum tax (Tax Preference Item) for noncorporate shareholders subject to such tax. A portion of the distributions may also be exempt from state and local income taxes, depending on where you live. The Fund is not an appropriate investment for tax-advantaged retirement accounts, such as 401(k) plan accounts or individual retirement accounts, and may not be beneficial for investors in low tax brackets. The Fund also may make distributions that are taxable to you as ordinary income or capital gains.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar Defensive Bond Fund
Investment Objective
The Fund seeks capital preservation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.36%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Other Operating Expenses	0.18%
Total Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.04%[2]

Total Annual Fund Operating Expenses	0.68%

Fee Waivers and Expense Reimbursement	-0.16%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.52%[3]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

[3]
Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Institutional shares’ Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.48%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Institutional shares’ Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary,

Morningstar Funds Trust / Prospectus 2022

to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.55% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$53	$201	$363	$831
Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
In seeking capital preservation, the Fund will normally invest at least 80% of its assets in a diversified portfolio of debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. Under normal conditions, the Fund intends to pursue a defensive strategy of limiting its interest-rate sensitivity by maintaining a portfolio duration of three years or less. The Fund may also invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests primarily in short- and intermediate-term investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. and non-U.S. government debt securities, and mortgage-backed and asset-backed securities. In most market environments, the Fund will not invest more than 20% of assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
In addition, the Fund may invest a significant portion of its assets in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Morningstar Funds Trust / Prospectus 2022

Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Principal Risks
This Fund is designed to offer a low level of risk, but you can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark. Given the wide latitude with which the adviser manages this portfolio, you should expect this Fund to periodically underperform broad markets.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise. The Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

Morningstar Funds Trust / Prospectus 2022

High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.
Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.
CDO Risk—In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial

Morningstar Funds Trust / Prospectus 2022

models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid investments.
Risks of Investing in Latin American Issuers—The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government debt defaults and high unemployment rates. Certain Latin American countries have experienced periods of political and economic instability and social unrest in the past. International economic conditions, particularly those in the U.S., Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. These risks, among others, may adversely affect the value of the Fund’s investments.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, regulatory, or market instability.
U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
LIBOR Risk—Certain instruments in which the Fund, or the underlying funds in which the Fund invests, may utilize the London Interbank Overnight Rate (LIBOR) as a reference rate for various rate calculations. The U.K. Financial Conduct Authority, which regulates LIBOR, phased out certain LIBOR at the end of 2021 and intends to phase out the remaining LIBOR rate in 2023. The potential effect of a transition away from LIBOR on the investments held by the Fund or underlying funds cannot yet be determined. To the extent that the Fund or underlying funds have exposure to contracts or instruments based on LIBOR that do not include fallback provisions, those investments may have an increased risk of becoming illiquid.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Morningstar Funds Trust / Prospectus 2022

Calendar Year Total Return—Institutional
Morningstar Defensive Bond Fund % Total Return

Year-to-Date Return as of	June 30, 2022	‑3.88%
Best Quarter	2Q 2020	2.10%
Worst Quarter	4Q 2021	-0.11%

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	0.84%	2.92%
Return After Taxes on Distributions	‑0.14%	1.85%
Return After Taxes on Distributions and Sale of Fund Shares	0.58%	1.81%
Bloomberg U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)	‑1.45%	5.44%
Bloomberg U.S. Aggregate 1-3 Year Index[2] (reflects no deduction for fees, expenses, or taxes)	‑0.49%	2.44%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.
[2]
The Bloomberg U.S. Aggregate 1-3 Year Index consists of publicly issued, investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years, and is the index against which the Fund is primarily managed.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadviser listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Alfonzo Bruno, CFA	Portfolio Manager	May 2022

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	December 2020

Hong Cheng, CFA	Portfolio Manager	December 2020

Morningstar Funds Trust / Prospectus 2022

Subadviser and Portfolio Managers
Morningstar currently plans to allocate assets to the following subadviser and may adjust this allocation at any time. The portfolio managers listed below are responsible for the day-to-day management of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
First Pacific Advisors, LP

Abhijeet Patwardhan	Portfolio Manager, Partner and Director of Research	Since Inception (November 2018)
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar Multisector Bond Fund
Investment Objective
The Fund seeks total return through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.61%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Other Operating Expenses	0.21%
Total Other Expenses	0.31%

Acquired Fund Fees and Expenses	0.01%[2]
Total Annual Fund Operating Expenses	0.93%

Fee Waivers and Expense Reimbursement	‑0.13%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.80%[3]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

[3]
Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Institutional shares’ Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.80%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Institutional shares’ Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the

Morningstar Funds Trust / Prospectus 2022

extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$82	$283	$502	$1,131
Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Principal Investment Strategies
In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.
The Fund invests in investment grade and below investment grade fixed income securities. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar- denominated securities of foreign issuers.
The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, forward foreign currency contracts and currency options, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual

Morningstar Funds Trust / Prospectus 2022

securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Principal Risks
This Fund is designed to offer a high level of risk, and you can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.
Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise. The Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Geographic Concentration Risk—To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.
Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Morningstar Funds Trust / Prospectus 2022

Risks of Investing in Latin American Issuers—The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government debt defaults and high unemployment rates. Certain Latin American countries have experienced periods of political and economic instability and social unrest in the past. International economic conditions, particularly those in the U.S., Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. These risks, among others, may adversely affect the value of the Fund’s investments.
Risks of Investing in Asian Issuers—Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, rapid fluctuations in inflation and interest rates, decreased exports, economic recessions and political unrest. Economic and political events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to a higher degree of risk. To the extent the Fund invests in securities of companies located in or operating in China, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of such issuers meet PCAOB standards.
Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental

Morningstar Funds Trust / Prospectus 2022

entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.
Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.
Municipal Securities Risk—The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due.
Floating-Rate Notes Risk—Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund’s income.
Private Placements Risk—Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

Morningstar Funds Trust / Prospectus 2022

Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
Convertible Securities Risk—Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Morningstar Funds Trust / Prospectus 2022

Calendar Year Total Return—Institutional
Morningstar Multisector Bond Fund % Total Return

Year-to-Date Return as of	June 30, 2022	-14.28%
Best Quarter	2Q 2020	9.10%
Worst Quarter	1Q 2020	-11.30%

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	‑2.86%	4.27%
Return After Taxes on Distributions	‑4.37%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	‑1.61%	2.54%
Morningstar Multisector Bond Blended Index (current composition)[1] (reflects no deduction for fees, expenses, or taxes)	-0.30%	6.27%
Morningstar Multisector Bond Blended Index (prior composition)[1] (reflects no deduction for fees, expenses, or taxes)	‑0.05%	5.86%

[1]
Effective May 2, 2022, the Morningstar Multisector Bond Blended Index is composed of 40% Bloomberg U.S. Corporate High Yield Index, 20% J.P. Morgan EMBI Global Diversified Index, 20% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified, and 20% Bloomberg U.S. Corporate Bond Index. Prior to May 2, 2022, the Morningstar Multisector Bond Blended Index was composed of 50% Bloomberg U.S. Corporate High Yield Index, 25% J.P. Morgan EMBI Global TR Index, and 25% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified. The Fund has elected to change the composition of its benchmark index because it believes the new composition more appropriately reflects the composition of the Fund. The Bloomberg U.S. Corporate High Yield Index represents the universe of fixed rate, non-investment grade securities in which the Fund invests. The J.P. Morgan EMBI Global Diversified Index tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The J.P. Morgan Government Bond Index-Emerging Markets Global Diversified is a global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Bloomberg U.S. Corporate Bond Index is a broad-based index that measures the investment grade, fixed-rate, taxable, corporate bond market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Morningstar Funds Trust / Prospectus 2022

Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadvisers listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Alfonzo Bruno, CFA	Portfolio Manager	May 2022

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	June 2019

Hong Cheng, CFA	Portfolio Manager	December 2020
Subadvisers and Portfolio Managers
Morningstar currently plans to allocate assets among the following subadvisers and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Loomis, Sayles & Company, L.P.

Matthew J. Eagan, CFA	Executive Vice President and Portfolio Manager	Since Inception (November 2018)

Elaine M. Stokes	Executive Vice President and Portfolio Manager	Since Inception (November 2018)

Brian P. Kennedy	Vice President and Co-Portfolio Manager	Since March 2021

Todd P. Vandam, CFA	Vice President and Co-Portfolio Manager	Since March 2021

TCW Investment Management Company LLC

Penelope D. Foley	Group Managing Director	Since Inception (November 2018)

David I. Robbins	Group Managing Director	Since Inception (November 2018)

Alex Stanojevic	Managing Director	Since Inception (November 2018)

Voya Investment Management Company, LLC

Anil Katarya, CFA	Senior Portfolio Manager	May 2022

Travis King, CFA	Senior Portfolio Manager	May 2022
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or

Morningstar Funds Trust / Prospectus 2022

sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar Global Opportunistic Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation over a full market cycle.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.47%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Other Operating Expenses	0.21%[2]
Total Other Expenses	0.31%

Acquired Fund Fees and Expenses	0.09%[3]
Total Annual Fund Operating Expenses	0.87%[2]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]	“Other Operating Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.
[3]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses will differ from those presented in the Financial Highlights.

Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$89	$278	$482	$1,073

Morningstar Funds Trust / Prospectus 2022

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Principal Investment Strategies
In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and invests predominantly in equities across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental characteristics. The Fund will normally invest at least 80% of its assets in equity securities. The Fund invests in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
The Fund invests in equity securities, which may include common stocks and real estate investment trusts (REITs). The Fund may invest in companies of any size from any country, including emerging markets. Under normal market conditions, the Fund will invest significantly (e.g., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States.
To meet its objective, the Fund may also invest up to 20% of its assets in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.
The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.

Morningstar Funds Trust / Prospectus 2022

Principal Risks
You can lose money by investing in this Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark. Given the wide latitude with which the adviser manages this portfolio, you should expect this Fund to periodically underperform broad markets.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
Smaller Companies Risk—The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Morningstar Funds Trust / Prospectus 2022

Consumer Noncyclical Sector Risk—The consumer noncyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail. These companies may be adversely impacted by changes in domestic and global economic conditions, natural and man-made disasters, political, social or labor unrest, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.
Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Interest-Rate Risk—The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise. The Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
REITs and Other Real Estate Companies Risk—REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Morningstar Funds Trust / Prospectus 2022

Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.
Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.
Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of broad measures of market performance. Prior to May 2, 2022, the Fund employed a different investment strategy. Therefore, the performance shown for periods prior to May 2, 2022 may have differed had the Fund’s current investment strategy been in effect. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Morningstar Funds Trust / Prospectus 2022

Calendar Year Total Return—Institutional
Morningstar Global Opportunistic Equity Fund % Total Return

Year-to-Date Return as of	June 30, 2022	-11.25%
Best Quarter	4Q 2020	15.90%
Worst Quarter	1Q 2020	-19.27%

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	11.27%	10.42%
Return After Taxes on Distributions	5.33%	7.56%
Return After Taxes on Distributions and Sale of Fund Shares	9.14%	7.38%
Morningstar Unconstrained Allocation Blended Index[1,2] (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)	6.21%	10.41%
Morningstar Global Markets NR Index[2] (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)	17.80%	16.20%

[1]
The Morningstar Unconstrained Allocation Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in the developed and emerging countries across the world. The Bloomberg Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to those who do not benefit from double taxation treaties.

[2]
Effective May 2, 2022, the Fund elected to change its benchmark index from the Morningstar Unconstrained Allocation Blended Index to the Morningstar Global Markets NR Index. The Fund believes the composition of the Morningstar Global Markets NR Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Morningstar Funds Trust / Prospectus 2022

Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadviser listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Marta K. Norton, CFA	Chief Investment Officer and Portfolio Manager	Since Inception (November 2018)

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	December 2020
Subadviser and Portfolio Managers
Morningstar currently plans to allocate assets to the following subadviser and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of the subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Lazard Asset Management LLC

Bertrand Cliquet, CFA	Portfolio Manager/Analyst	Since Inception (November 2018)

Matthew Landy	Senior Vice President and Portfolio Manager/Analyst	Since Inception (November 2018)

John Mulquiney, CFA	Portfolio Manager/Analyst	Since Inception (November 2018)

Warryn Robertson	Portfolio Manager/Analyst	Since Inception (November 2018)
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Summary Section

Morningstar Alternatives Fund
Investment Objective
The Fund seeks long-term capital appreciation and low sensitivity to traditional U.S. asset classes.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Institutional
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Institutional
Management Fees	0.85%

Distribution (12b-1) Fees	None

Other Expenses

Sub-Accounting Fees	0.10%[1]

Short Sale Dividend and Interest Expenses	0.16%

Other Operating Expenses	0.34%
Total Other Expenses	0.60%

Acquired Fund Fees and Expenses	0.05%[2]
Total Annual Fund Operating Expenses	1.50%

Fee Waivers and Expense Reimbursement	-0.14%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.36%[3]

[1]
Represents fees assessed by financial intermediaries for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]
Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). AFFE are not reflected in the Fund’s financial statements, and therefore, the amount listed in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement will differ from those presented in the Financial Highlights.

[3]
Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.29% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Institutional shares’ Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.29%. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Institutional shares’ Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11,

Morningstar Funds Trust / Prospectus 2022

2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Institutional shares’ Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.20% (the Supplemental Expense Limitation Agreement). Note that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement in the table above is greater than the expense cap set forth in the Supplemental Expense Limitation Agreement as a result of short sale dividend and interest expenses. Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.
Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$138	$460	$805	$1,779
Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 433% of the average value of its portfolio.
Principal Investment Strategies
In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including (i) long/short macro strategies; (ii) long/short alpha strategies; (iii) merger arbitrage strategy; and (iv) convertible arbitrage strategy. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund may also seek returns through core allocation across fixed income and equity markets.
In particular, the Fund has the latitude to invest in the following alternative strategies:
Long-Short Equity—Combines long equity positions with short equity positions (selling borrowed securities). Since the strategy is both long and short, total net exposure is typically less than 100%.
Convertible Arbitrage—Includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.
Merger Arbitrage—Seeks to profit from the successful completion of corporate re-organizations. The process typically involves purchasing shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. Hedging strategies may be used to reduce market exposure and volatility.

Morningstar Funds Trust / Prospectus 2022

Credit Arbitrage—Seeks to exploit the mispricing of different classes of securities that are usually of the same company, and may include investments in investment-grade and/or non-investment-grade corporate debt (otherwise known as junk bonds), credit derivatives, loans, equities, credit index securities, and private debt.
Global Macro—Establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the subadvisers believe to be attractive opportunities. This strategy may include investments in fixed-income and equity securities and a wide variety of derivative instruments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.
Hedged Equity—Seeks to limit investment loss by creating a transaction that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, this strategy attempts to reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries; the strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.
Market Neutral—Attempts to significantly reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve this by matching short positions within each area against long positions, and the strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to significantly reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.
Nontraditional Bond—Pursues strategies that diverge in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.
Debt Securities—Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
Equity Securities—Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.
Derivatives—Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.

Morningstar Funds Trust / Prospectus 2022

Short Sales—Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
Currency—The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.
To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.
Principal Risks
You can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:
Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. The Fund could experience losses if these judgments prove to be incorrect.
Absolute Return Strategy Risk—In seeking low sensitivity to traditional U.S. asset classes, the Fund uses an absolute return strategy and a benchmark index of cash-like instruments. Unlike most equity funds, the Fund should not be expected to benefit from broad equity market returns, and unlike traditional bond funds, it may not generate current income or benefit when interest rates decline.
Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics,

Morningstar Funds Trust / Prospectus 2022

war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Long/Short Strategy Risk—While the Fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly.
Interest-Rate Risk—The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise. The Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.
Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.
Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.
Currency Risk—Because this Fund may invest in securities of non-U.S. issuers, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.
Geographic Concentration Risk—To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.
Convertible Securities Risk—Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
Preferred Stock Risk—Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited.

Morningstar Funds Trust / Prospectus 2022

Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors, after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stocks may be less liquid than common stocks. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid.
Short Sales Risk—Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Short sales are highly speculative and may subject the Fund to, at least theoretically, unlimited risk due to the fact that the value of the security underlying the short sale may appreciate indefinitely. Short sales also create leverage which increases the Fund’s exposure to the market.
U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Supranational Entities Risk—The Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.
Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Morningstar Funds Trust / Prospectus 2022

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.
When-Issued and Delayed Delivery Securities Risk—When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Indexed and Inverse Securities Risk—Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.
Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. Such a strategy often involves higher transaction costs, including brokerage commissions and dealer mark-ups, and may increase the amount of capital gains (in particular, short-term gains) realized by a Fund. Shareholders may pay tax on such capital gains. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Morningstar Funds Trust / Prospectus 2022

Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2021 (1 year and since inception) compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional
Morningstar Alternatives Fund % Total Return

Year-to-Date Return as of	June 30, 2022	‑4.24%
Best Quarter	2Q 2020	5.28%
Worst Quarter	1Q 2020	-5.01%

Average Annual Total Return (For the period ended December 31, 2021)	1 Year	Since Inception 11/2/2018
Institutional
Return Before Taxes	4.21%	4.35%
Return After Taxes on Distributions	2.39%	3.17%
Return After Taxes on Distributions and Sale of Fund Shares	2.71%	2.91%
Bloomberg U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)	‑1.54%	5.44%
Morningstar U.S. Cash T-Bill TR USD[2] (reflects no deduction for fees, expenses, or taxes)	0.04%	0.99%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.
[2]	The Morningstar U.S. Cash T-Bill TR USD index measures the performance of a 13-week U.S. Treasury Bill, and is the index against which the Fund is primarily managed.

Morningstar Funds Trust / Prospectus 2022

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Fund Management
Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadvisers listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Marta K. Norton, CFA	Chief Investment Officer and Portfolio Manager	Since Inception (November 2018)

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	December 2020
Subadvisers and Portfolio Managers
Morningstar currently plans to allocate assets among the following subadvisers and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
SSI Investment Management LLC

George M. Douglas, CFA	Chief Investment Officer, Managing Principal, and Portfolio Manager	Since Inception (November 2018)

Alexander W. Volz	Portfolio Manager	Since Inception (November 2018)

Dagney M. Maseda, CFA	Portfolio Manager	Since Inception (November 2018)

Water Island Capital, LLC

John S. Orrico, CFA	Chief Investment Officer	Since Inception (November 2018)

Roger P. Foltynowicz, CFA, CAIA	Portfolio Manager	Since Inception (November 2018)

Todd W. Munn	Portfolio Manager	Since Inception (November 2018)

BlackRock Financial Management, Inc.

Tom Parker, CFA	Managing Director	June 2020

Scott Radell	Managing Director	June 2020

Jeffrey Rosenberg, CFA	Managing Director	June 2020
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser,

Morningstar Funds Trust / Prospectus 2022

investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Institutional shares. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
See the Purchase and Sale of Fund Shares section on page 123 of the prospectus for more information.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Morningstar Funds Trust / Prospectus 2022

Statement of Shareholder Rights
When you buy shares in a mutual fund, you become a shareholder in an investment company. As an owner, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. To get to know your board, please see the “Trustees and Executive Officers” section of the Statement of Additional Information and visit https://www.morningtar.com/company/morningstar-funds-governance.
Additional Information About the Funds’ Investment Strategies and Risks
Additional Principal Investment Strategy Information
Certain Funds have a policy of investing, under normal circumstances, at least 80% of their respective assets in a particular type of investment as of the time of purchase. Except with respect to the Morningstar Municipal Bond Fund, these policies are non-fundamental and may be changed without shareholder approval. No change to a Fund’s 80% investment policy will be made without a minimum of 60 days advance written notice being provided to the shareholders of the Fund. The 80% investment policy of the Morningstar Municipal Bond Fund is fundamental and may not be changed without shareholder approval. For purposes of a Fund’s 80% investment policy and other percentage thresholds set forth in the Funds’ prospectus, unless specifically noted otherwise, references to the Fund’s “assets” mean the Fund’s net assets plus borrowings for investment purposes, if any.
In addition to the description of each Fund’s principal investment strategies set forth in the summary section of the prospectus, the following discussion provides additional detail with respect to each Fund’s principal investment strategies and the types of instruments in which the Funds may invest. This information is supplemental to, and should be read in connection with, the strategy and risk discussion in each Fund’s summary.
Morningstar U.S. Equity Fund—The equity securities in which the Fund may invest include American depositary receipts (ADRs). The Fund may also invest up to 20% of its assets in fixed-income securities of varying maturity, duration and quality. Typically, such investments will be composed of short-duration, investment grade (or equivalent) securities and money market instruments. Certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including forward foreign currency contracts and futures, to enhance returns, to manage or adjust the Fund’s risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
Morningstar International Equity Fund—The equity securities in which the Fund may invest include ADRs, global depositary receipts (GDRs), and real estate investment trusts (REITs). The Fund may invest in the securities of companies located in emerging and frontier markets. The Fund may also invest up to 20% of its assets in fixed-income securities of varying maturity, duration and quality. Typically, such investments will be composed of short-duration, investment grade (or equivalent) securities and money market instruments. Certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including forward foreign currency contracts and futures, to enhance returns, to manage or adjust the Fund’s risk profile, including to hedge its currency exposure, to replace more traditional direct investments, or to obtain exposure to certain markets.

Morningstar Funds Trust / Prospectus 2022

Morningstar Global Income Fund—The income-generating equity securities in which the Fund may invest include ADRs and GDRs. The Fund may invest in the securities of companies located in emerging and frontier markets. Certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including forward foreign currency contracts and futures, to enhance returns, to manage or adjust the Fund’s risk profile, including to hedge its currency exposure, to replace more traditional direct investments, or to obtain exposure to certain markets.
Morningstar Total Return Bond Fund—The fixed-income securities in which the Fund may invest include securities of municipal issuers, corporate loans and floating-rate notes. The Fund may also invest in common and preferred stock, convertible securities, dollar rolls, repurchase agreements, purchase and sale contracts, standby commitments, and when-issued and delayed-delivery securities. In addition, certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including options, futures, swaps, and forward foreign currency contracts, to enhance returns, to manage or adjust the Fund’s risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
Morningstar Municipal Bond Fund—The fixed-income securities in which the Fund may invest include U.S. and non-U.S. government debt securities. The Fund may also invest in mortgage-backed and asset-backed securities, and structured products such as tobacco settlement securitization bonds (tobacco bonds). To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including forward foreign currency contracts, futures, and swaps, to enhance returns, to manage or adjust the Fund’s risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
Morningstar Defensive Bond Fund—The fixed-income securities in which the Fund may invest include floating-rate notes. In addition, certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including forward foreign currency contracts and futures, to enhance returns, to manage or adjust the Fund’s risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
Morningstar Multisector Bond Fund—The fixed-income securities in which the Fund may invest include corporate loans and securities of municipal issuers. The Fund may invest in equity securities, including common and preferred stock of companies located in any country, including emerging and frontier markets. In addition, certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including options, futures, swaps, forward foreign currency contracts and currency options, to enhance returns, to manage or adjust the Fund’s risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
Morningstar Global Opportunistic Equity Fund—The fixed-income securities in which the Fund may invest include floating-rate notes. The Fund may invest in equity securities of companies of any market capitalization located in any country, including emerging and frontier markets. The Fund may invest in ADRs and GDRs and convertible securities. The Fund may invest in the securities of companies located in emerging and frontier markets. Certain of the Fund’s investments may be directly or indirectly linked to the performance of one or

Morningstar Funds Trust / Prospectus 2022

more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including options, futures, swaps, and forward foreign currency contracts, to enhance returns, to manage or adjust the Fund’s risk profile, including to hedge its currency exposure, to replace more traditional direct investments, or to obtain exposure to certain markets.
Morningstar Alternatives Fund—The fixed-income securities in which the Fund may invest include U.S. and non-U.S. government debt securities. The Fund may also invest in equity securities of companies of any market capitalization located in any country, including emerging and frontier markets. The equity securities in which the Fund may invest include ADRs. Certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including options, futures, swaps, and forward foreign currency contracts, to enhance returns, to manage or adjust the Fund’s risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.
Additional Principal Risk Information
The tables below provide additional information about the Funds’ principal investment risks. In addition to the investment risks deemed to be principal for a particular Fund, the Fund may be subject to additional, non-principal risks. For more information about the Funds’ non-principal investment strategies and risks, see the Funds’ Statement of Additional Information. The following risks are described in alphabetical order and not in order of importance or potential exposure.

● Principal Risk	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Absolute Return Strategy Risk
Active Management Risk	●	●	●	●	●
American Depositary Receipts (ADRs) Risk	●	●	●
Asset Allocation Risk	●	●	●	●	●
Call Risk			●	●	●
Changing Fixed-Income Markets	●	●	●	●	●
Collateralized Debt Obligations (CDOs) Risk				●
Commodity-Linked Investment Risk	●	●	●
Consumer Cyclical Sector Risk		●
Consumer Noncyclical Sector Risk	●	●	●
Convertible Securities Risk			●	●
Corporate Loan Risk				●
Credit Risk			●	●	●
Currency Risk	●	●	●	●
Cybersecurity Risk	●	●	●	●	●
Derivatives Risk	●	●	●	●	●
Dollar Rolls Risk				●
Emerging-Markets Risk		●	●	●
European Market Risk		●	●
Financials Sector Risk	●	●	●	●
Floating-Rate Notes Risk			●	●
Foreign Securities Risk	●	●	●	●
Forward Foreign Currency Contracts Risk	●	●	●	●
Frontier-Markets Risk		●	●
Futures Contracts Risk	●	●	●	●	●

Morningstar Funds Trust / Prospectus 2022

● Principal Risk	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Geographic Concentration Risk		●
Global Depositary Receipts (GDRs) Risk		●	●
High-Yield Risk			●	●	●
Indexed and Inverse Securities Risk
Inflation Risk	●	●	●	●	●
Interest-Rate Risk	●	●	●	●	●
Inverse Floater Risk				●	●
Investment Company and ETF Risk	●	●	●	●	●
Investment Strategy Risk	●	●	●	●	●
Large-Cap Stock Risk	●	●	●
LIBOR Risk				●
Liquidity Risk			●	●	●
Long/Short Strategy Risk
Market Risk	●	●	●	●	●
Master Limited Partnership (MLP) Risk	●		●
Mortgage-Related and Other Asset-Backed Securities Risk			●	●	●
Multimanager and Subadviser Selection Risk	●	●	●	●	●
Municipal Securities Risk				●	●
Newer Fund Risk	●	●	●	●	●
Options Risk			●	●
Portfolio Turnover Risk	●	●	●	●	●
Preferred Stock Risk			●
Private Placements Risk				●
Quantitative Models Risk	●
Redemption Risk	●	●	●	●	●
REITs and Other Real Estate Companies Risk	●	●	●
Repurchase Agreements and Purchase and Sale Contracts Risk				●
Reverse Repurchase Agreements Risk				●
Risks of Investing in Asian Issuers		●
Risks of Investing in Latin American Issuers
Sector Focus Risk	●	●	●	●	●
Short Sales Risk				●
Smaller Companies Risk	●	●	●
Sovereign Debt Securities Risk			●	●
Standby Commitments Risk				●
Supranational Entities Risk
Swaps Risk			●	●	●
Technology Sector Risk	●			●	●
Tobacco Bonds Risk					●
U.S. Government Securities Risk			●	●	●
Valuation Risk	●	●	●	●	●
When-Issued and Delayed Delivery Securities Risk				●

Morningstar Funds Trust / Prospectus 2022

● Principal Risk	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Absolute Return Strategy Risk				●
Active Management Risk	●	●	●	●
American Depositary Receipts (ADRs) Risk			●
Asset Allocation Risk	●	●	●	●
Call Risk	●	●	●	●
Changing Fixed-Income Markets	●	●	●	●
Collateralized Debt Obligations (CDOs) Risk	●
Commodity-Linked Investment Risk	●	●	●	●
Consumer Noncyclical Sector Risk			●
Convertible Securities Risk		●	●	●
Corporate Loan Risk		●		●
Credit Risk	●	●	●	●
Currency Risk	●	●	●	●
Cybersecurity Risk	●	●	●	●
Derivatives Risk		●	●	●
Dollar Rolls Risk				●
Emerging-Markets Risk		●	●	●
European Market Risk		●		●
Financials Sector Risk
Floating-Rate Notes Risk	●	●	●	●
Foreign Securities Risk	●	●	●	●
Forward Foreign Currency Contracts Risk		●	●	●
Frontier-Markets Risk		●	●	●
Futures Contracts Risk		●	●	●
Geographic Concentration Risk		●	●	●
Global Depositary Receipts (GDRs) Risk			●
High-Yield Risk	●	●	●	●
Indexed and Inverse Securities Risk				●
Interest-Rate Risk	●	●	●	●
Inverse Floater Risk				●
Investment Company and ETF Risk	●	●	●	●
Investment Strategy Risk	●	●	●	●
Large-Cap Stock Risk			●
LIBOR Risk	●
Liquidity Risk	●	●	●	●
Long/Short Strategy Risk				●
Market Risk	●	●	●	●
Master Limited Partnership (MLP) Risk
Mortgage-Related and Other Asset-Backed Securities Risk	●	●	●	●
Multimanager and Subadviser Selection Risk	●	●	●	●
Municipal Securities Risk		●		●
Newer Fund Risk	●	●	●	●
Options Risk		●	●	●
Portfolio Turnover Risk	●	●	●	●
Preferred Stock Risk		●	●	●
Private Placements Risk		●	●
Quantitative Models Risk
Redemption Risk	●	●	●	●
REITs and Other Real Estate Companies Risk			●

Morningstar Funds Trust / Prospectus 2022

● Principal Risk	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Repurchase Agreements and Purchase and Sale Contracts Risk				●
Reverse Repurchase Agreements Risk				●
Risks of Investing in Asian Issuers		●	●
Risks of Investing in Latin American Issuers	●	●
Sector Focus Risk	●	●	●	●
Short Sales Risk				●
Smaller Companies Risk			●	●
Sovereign Debt Securities Risk	●	●	●	●
Standby Commitments Risk
Supranational Entities Risk				●
Swaps Risk		●	●	●
Tobacco Bonds Risk
U.S. Government Securities Risk	●	●	●	●
Valuation Risk	●	●	●	●
When-Issued and Delayed Delivery Securities Risk				●
Absolute Return Strategy Risk—The Morningstar Alternatives Fund employs an “absolute return” investment approach, benchmarking itself to an index of cash instruments and seeking to achieve returns that are largely independent of broad movements in stocks and bonds. Unlike equity funds, the Fund should not be expected to benefit from general equity market returns. Different from fixed-income funds, the Fund may not generate current income and should not be expected to experience price appreciation as interest rates decline.
Active Management Risk—Each Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. Each Fund’s performance depends heavily on Morningstar’s skill and judgments around allocating assets to subadvisers, open- and closed-end investment companies, ETFs and individual securities. A Fund could experience losses if these judgments prove to be incorrect.
American Depositary Receipts Risk—The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may overweight asset classes or market segments that underperform relative to the broad market or other market segments.
Call Risk—Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity date. Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Morningstar Funds Trust / Prospectus 2022

Changing Fixed-Income Markets—Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the Federal Reserve) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. The Federal Reserve has begun raising the federal funds rate and may continue to do so. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. If a Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. In addition, decreases in fixed-income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed-income markets.
Collateralized Debt Obligations (CDOs) Risk—In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid investments.
Commodity-Linked Investment Risk—A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.
The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”), including income from any financial instrument or position that constitutes a security under 2(a)(36) of the Investment Company Act of 1940 (the “1940 Act”). In September 2016, the Internal Revenue Service announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a

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security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked instruments (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.
Consumer Cyclical Sector Risk—The consumer cyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have cyclical characteristics, such as automotive manufacturers, retail companies, and housing-related companies. Consumer cyclical companies rely heavily on business cycles and economic conditions. The consumer cyclical industry can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer tastes and trends, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation. The recent COVID-19 pandemic has led to supply chain disruptions, which may negatively impact these companies as well.
Consumer Non-Cyclical Sector Risk—The consumer noncyclical sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of consumer goods and services that have non-cyclical characteristics, such as food and beverage, household goods, personal products, and non-discretionary retail. These companies may be adversely impacted by changes in domestic and global economic conditions, natural and man-made disasters, political, social or labor unrest, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials. The recent COVID-19 pandemic has led to supply chain disruptions, which may negatively impact these companies as well.
Convertible Securities Risk—In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price.
The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities—that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The securities of small- and mid-cap companies may fluctuate more widely in price

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than the market as a whole. There may also be less trading in small- or mid-cap securities, which means that buy and sell transactions in those securities could have a larger impact on a security’s price than is the case with large-cap securities.
Convertible securities generally have less potential for gain or loss than common stocks.
Corporate Loan Risk—Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in widely accepted reference rates. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet a Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. The corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
Credit Risk—Credit risk is the risk that an issuer may fail or become less able to make payments when due. An issuer of a fixed-income security could be downgraded or default. If a Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
Currency Risk—Each Fund may invest in securities denominated in foreign currencies. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Although a Fund may attempt to hedge currency risk, the hedging instruments may not perform as expected and could produce losses. Suitable hedging instruments may not be available for all foreign currencies. A Fund is not required to hedge currency risk and may elect not to hedge currency risk even if suitable instruments are available.
Cybersecurity Risk—With the increased use of technologies such as the Internet to conduct business, the Funds, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving a Fund and its service providers (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, transfer agent and financial intermediaries), have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to

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trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/ or additional compliance costs. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. The Funds and their shareholders could be negatively impacted as a result.
Derivatives Risk—Certain Funds may invest in derivatives, which involve risks that are different from, and in some respects greater than, risks associated with more traditional investments, such as stock and bonds. Derivatives are instruments, such as options, futures, forward foreign currency contracts and swaps, whose value is derived from that of other assets, rates or indexes. Certain derivative instruments may be highly complex and highly volatile leading them to perform in unexpected ways. Derivatives may also create leverage which magnifies the impact of a decline or gain in the reference instrument underlying the derivative. The use of leverage by a Fund may cause the Fund to lose more than the amount it invests. Some derivatives may be thinly traded, which may make it difficult for a Fund to close its position in or sell the derivative at a particular time or at an anticipated price. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a Fund’s taxable income or gains. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Many derivatives are traded on margin. Regulatory requirements and/or contractual undertakings may require a Fund to pledge assets to be used for margin payments. Derivatives that have margin requirements involve the risk that if a Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. A Fund may remain obligated to meet margin requirements until it is able to close its position. The need to pledge assets could limit a Fund’s ability to pursue other opportunities as they arise.
Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments.
Derivative instruments are subject to counterparty risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

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Under recent financial reforms, certain types of derivatives (i.e., certain swaps) are, and others are expected to eventually be, required to be cleared through a central counterparty. Central clearing is designed to reduce counterparty risk and increase liquidity compared to over-the-counter (OTC) derivatives, but it does not eliminate those risks entirely and may involve additional costs and risks not involved with OTC derivatives. With swaps that are cleared through a central counterparty, there is also a risk of loss by a Fund of its initial and variation margin deposits in the event of bankruptcy of a futures commission merchant with which the Fund has an open position, or the central counterparty in a swap contract. The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Funds, may increase the cost of a Fund’s investments and cost of doing business. Derivatives also involve operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.
Dollar Rolls Risk—A dollar roll transaction involves a sale by a Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker-dealer to whom a Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s or a subadviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.
Emerging-Markets Risk—Each Fund may invest in emerging-market countries. The securities markets of emerging-market countries may have lower trading volume, be less liquid, be subject to greater price volatility, have smaller market capitalizations, have less government regulation, and not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Certain emerging market countries have material limitations on PCAOB inspection, investigation and enforcement capabilities which hinder the ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of certain emerging market issuers meet PCAOB standards. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging markets countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue.
Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging-market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging-market countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital.

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Settlement and clearance procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement, clearance or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging- market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging-market debt could suffer from reduced liquidity, and any investing Fund could lose money.
European Market Risk—Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. Member states of the European Union (“EU”) are subject to restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of other EU member countries. In addition, the risk of investing in Europe may be heightened due to Russia’s military invasion of Ukraine in February 2022 and the United Kingdom departure from the EU on January 31, 2020. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide, thus heightening the risk of investing in Europe. The United Kingdom and the EU have reached an agreement that governs the relationship between the United Kingdom and the EU following the United Kingdom’s departure from the EU in areas such as trade in goods and in certain services. There remains considerable uncertainty about the consequences and economic effects of the UK’s departure. While it is not possible to determine the precise impact these events may have on the Fund, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of the Fund’s investments. In addition, Brexit could create actual or perceived additional economic stresses for the United Kingdom, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment. Moreover, the United Kingdom had been one of the EU’s largest economies; its departure also may negatively impact the EU and Europe by triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Russia’s invasion of Ukraine in late February 2022 has significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and North America. The resulting responses of various countries, the European Union and NATO to Russia’s actions, the potential for further sanctions, military escalation and other corresponding events, including potential retaliatory actions by Russia, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. Certain sectors including, but not limited to, energy, financials, commodities, engineering, and defense may be particularly affected. This could negatively impact Fund performance

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and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions. Any such disruptions caused by Russian military action, resulting sanctions or other actions (including cyberattacks) may magnify the impact of other risks described in this prospectus.
Financials Sector Risk—Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Floating-Rate Notes Risk—Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating-rate note may be based on a known lending rate, such as a bank’s prime rate, and resets whenever that rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may need to be invested in lower-yielding securities that reduce a Fund’s income.
Foreign Securities Risk—A Fund may invest in foreign securities. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, sanctions, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company. In addition, settlement and clearance procedures in certain foreign markets may result in delays in payment for, or delivery of, securities not typically associated with settlement and clearance of U.S. investments.
Forward Foreign Currency Contracts Risk—A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified price at a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
A Fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party in the transaction will default its contractual obligation, which would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of a currency, if any, at the current market price.

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Frontier-Markets Risk—Frontier-market countries are countries that have smaller economies or less developed capital markets than traditional emerging markets. Frontier countries tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets. The frontier emerging-market countries include the least developed countries even by emerging-markets standards. The risks of investments in frontier emerging-market countries include all the risks described above for investment in foreign securities and emerging markets, although these risks are magnified in the case of frontier countries.
Futures Contracts Risk—A futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security, currency, commodity or index, at a specified price at a specified later date. Investments in futures contracts and options on futures contracts may increase volatility and be subject to additional market, active management, interest, currency, and counterparty risk. A Fund may be subject to additional risks, such as liquidity risk, if the contract cannot be closed when desired.
Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.
Geographic Concentration Risk—To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund. Similarly, if so concentrated, the Fund’s performance may be more volatile than the performance of a more geographically diversified fund. The Fund’s annual and semi-annual reports identify the countries in which the Fund had invested and the level of investment, as of the date of the reports.
Global Depositary Receipts Risk—GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore, the risks inherently associated with foreign investing still apply to GDRs.
High-Yield Risk—High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. Changes in general economic conditions, changes in the financial condition of the issuer, and changes in interest rates may adversely impact the value of high-yield securities.
High-yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. Issuers of high-yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities have. Periods of economic downturn or rising interest rates may cause the issuers of high-yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and could increase the possibility of default. The market value and liquidity of high-yield securities may be impacted negatively by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by low trade volume.

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Indexed and Inverse Securities Risk—Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. A Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Interest-Rate Risk—In general, the value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise. A Fund may be subject to a greater risk or rising interest rates due to the current period of low interest rates.
Inflation Risk—Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of a Fund’s assets can decline as can the value of a Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by a Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.
Inverse Floater Risk—The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating-rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which a Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The performance of an investment company or ETF that is actively managed will depend on its adviser’s ability to select profitable investments. An investment company or ETF that is passively managed may not accurately track its underlying index or the index may perform poorly. Additionally, a passively managed investment company or ETF may not be permitted to take defensive positions during periods of market decline or sell poorly performing securities. A Fund must also pay its pro rata portion of an investment company’s fees and expenses. Market movements or economic factors may constrain the liquidity of an investment company’s portfolio and compromise its ability to meet redemption requests. This could cause the value of a Fund’s investment in another investment company to decline.
Shares of ETFs trade on exchanges such as the NYSE and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for a Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF. At times, this premium or discount may be significant.

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Investment Strategy Risk—There is no assurance each Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of a Fund may decline, and a Fund may under- perform other funds with similar objectives and strategies.
Large-Cap Stock Risk—Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. Historically, large cap stocks tend to go through cycles of doing better—or worse—than the stock market in general and these periods may last as long as several years.
LIBOR Risk—Certain instruments in which the Fund, or the underlying funds in which the Fund invests, may utilize the London Interbank Overnight Rate (LIBOR) as a reference rate for various rate calculations. The U.K. Financial Conduct Authority, which regulates LIBOR, phased out certain LIBOR at the end of 2021 and intends to phase out the remaining LIBOR rate in 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rates. The potential effect of a transition away from LIBOR on the investments held by the Fund or underlying funds cannot yet be determined. To the extent that the Fund or underlying funds have exposure to contracts or instruments based on LIBOR that do not include fallback provisions, those investments may have an increased risk of becoming illiquid.
Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. Low levels of liquidity in particular investments may force a Fund to sell a security at a price that is lower than the Fund anticipated and may cause the Fund to lose money.
Long/Short Strategy Risk—While the Fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly.
Market Risk—The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments. The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The overall stock market may also be adversely affected by policy changes by the U.S. Government, Federal Reserve, or other government actors. A Fund’s NAV may decline over short periods due to short-term market movements and over longer periods during extended market downturns.
The global pandemic out-break of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility, market closures and dislocations, liquidity constraints, supply chain issues, increased trading costs and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of

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entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 out-break. There can be no guarantee that these or other economic stimulus plans (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and ongoing future impact of COVID-19 (or other future epidemics or pandemics) are unpredictable, and may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Master Limited Partnership (MLP) Risk—An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the OTC market. Many MLPs operate pipelines that transport commodities such as crude oil, natural gas and petroleum. The income of such MLPs correlates to the volume of the commodities transported, not their price.
Investments in securities issued by MLPs involve risks that differ from traditional investments in common stock. Holders of MLP units generally have more limited control rights and limited rights to vote on matters affecting the MLP than holders of a corporation’s common stock. MLPs are controlled by a general partner which may have conflicts of interest and limited fiduciary duties to the MLP. Although investors in an MLP normally would not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest- rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies.

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Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in a Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.
Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and pre-payment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.
One of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. Beginning in March 13, 2020, there were a number of government initiatives applicable to federally backed mortgage loans in response to the economic impacts of COVID-19, including foreclosure and eviction moratoria, mortgage forbearances and loan modifications for borrowers and renters experiencing financial hardship due to COVID-19. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.
Multimanager and Subadviser Selection Risk—To a significant extent, each Fund’s performance will depend on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks. In addition, because portions of each Fund’s assets are managed by different subadvisers using different styles, a Fund could experience overlapping securities transactions. Certain subadvisers may be purchasing securities at the same time other subadvisers may be selling those same securities, which may lead to higher transaction expenses compared to Funds using a single investment management style.
Municipal Securities Risk—The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders.

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Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments.
In the case of insured municipal securities, insurance supports the commitment that interest payments on a municipal security will be made on time and the principal will be repaid when the security matures. Insurance does not, however, protect a Fund or its shareholders against losses caused by declines in a municipal security’s market value. The Portfolio Managers generally look to the credit quality of the issuer of a municipal security to determine whether the security meets a Fund’s quality restrictions, even if the security is covered by insurance. However, a downgrade in the claims-paying ability of an insurer of a municipal security could have an adverse effect on the market value of the security.
In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or started insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market. Municipal securities backed by current or anticipated revenues from a specific project or specific asset (so-called “private activity bonds”) may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could affect the economic viability of facilities that are the sole source of revenue to support private activity bonds. To the extent that a Fund invests in private activity bonds, a part of its dividends will be a Tax Preference Item.
Generally, a Fund purchases municipal securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax. There is no guarantee that such an opinion will be correct, and there is no assurance that the Internal Revenue Service will agree with such an opinion. Municipal securities generally must meet certain regulatory and statutory requirements to distribute interest that is exempt from federal income tax. If any municipal security held by the Fund fails to meet such requirements, the interest received by the Fund from such security and distributed to shareholders would be taxable. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state status of municipal securities.
The Fund may not be able to sell a municipal security in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets.
Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
Newer Fund Risk—Each Fund is newer with limited operating history, and there can be no assurance that a Fund will grow to or maintain an economically viable size.
Options Risk—The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Portfolio Managers apply a strategy at an inappropriate

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time or judge market conditions or trends incorrectly, the use of options may lower a Fund’s return. There can be no guarantee that the use of options will increase a Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. Government legislation or regulation could affect the use of derivatives and could limit a Fund’s ability to pursue its investment strategies.
When a Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that a Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that a Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period.
When a Fund writes a put option, it assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security. If the market price of the underlying security declines, a Fund would expect to suffer a loss. However, the premium a Fund received for writing the put should offset a portion of the decline.
Each Fund’s ability to close out its position as a purchaser or seller of an OTC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.
Portfolio Turnover Risk—A Fund may engage in active and frequent trading of its portfolio securities. Such a strategy often involves higher transaction costs, including brokerage commissions and dealer mark-ups, and may increase the amount of capital gains (in particular, short-term gains) realized by a Fund. Shareholders may pay tax on such capital gains. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Preferred Stock Risk—Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks for dividend payments and liquidation of assets. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors, after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stocks may be less liquid than common stocks. Preferred stocks may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of directors to the issuer’s board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

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Private Placements Risk—A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.
The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.
Quantitative Models Risk—Morningstar may utilize quantitative models in managing all or a portion of the Fund. Such quantitative models may not perform as expected and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation, or maintenance of the technology used in the quantitative model. These issues could negatively impact investment returns. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models by Morningstar will enable the Fund to achieve its objective.
Redemption Risk—A Fund may experience losses when selling portfolio investments to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during poor market conditions. Redemption risk may increase if a Fund must sell illiquid investments to meet redemption requests. Heavy redemptions may hurt the Fund’s performance.
REITs and Other Real Estate Companies Risk—REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Code, or to maintain their exemption from registration under the 1940 Act. The value of REIT common shares may decline when interest rates rise. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.
Most equity REITs receive a flow of income from property rentals, which, after covering their expenses, they pay to their shareholders in the form of dividends. Equity REITs may be affected by changes in the value of the underlying property they own, while mortgage REITs may be affected by the quality of any credit they extend.

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REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities. Some of the REIT securities in which a Fund invests may be preferred stock, which receives preference in the payment of dividends.
Repurchase Agreements and Purchase and Sale Contracts Risk—If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Reverse Repurchase Agreements Risk—Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.
Risks of Investing in Asian Issuers—Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, rapid fluctuations in inflation and interest rates, decreased exports, economic recessions and political unrest. Investments in certain Asian issuers are also subject to the risk of frequent trading suspensions and government interventions (including by nationalizing assets); potential limits on using brokers and on foreign ownership; different financial reporting standards; custody and other risks associated with programs used to access certain investments; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Economic and political events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to a higher degree of risk. To the extent the Fund invests in securities of companies located in or operating in China, the inability of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of such issuers meet PCAOB standards. A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. The Fund may also invest in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

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Risks of Investing in Latin American Issuers—The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government debt defaults and high unemployment rates. Certain Latin American countries have experienced periods of political and economic instability and social unrest in the past. International economic conditions, particularly those in the U.S., Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. These risks, among others, may adversely affect the value of the Fund’s investments.
Sector Focus Risk—A Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. To the extent that a Fund focuses on particular sectors, groups of industries or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of industries, sectors or investments. Information about each Fund’s investment in a particular industry or market sector is available in its annual and semi-annual reports to shareholders.
Short Sales Risk—Short sales involve selling a security a Fund does not own in anticipation that the security’s price will decline. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by a Fund. Short sales are highly speculative and may subject a Fund to, at least theoretically, unlimited risk due to the fact that the value of the security underlying the short sale may appreciate indefinitely.
Because a Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value since it increases the exposure of the Fund to the market and may increase losses and the volatility of returns.
A Fund may not always be able to close out a short position at a favorable time or price. A lender may request that borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss to the Fund.
Smaller Companies Risk—The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Standby Commitments Risk—Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not

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to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Supranational Entities Risk—A Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.
Swaps Risk—A swap is an agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying reference asset or assets, such as a fixed-income security, currency value, interest rate, or other index or measures. As such, the value of a Fund’s swap positions may increase of decrease depending on the changes in value of such underlying assets. Types of swap agreements in which a Fund may enter include, but are not limited to, interest-rate swaps, total return swaps and credit default swaps. For example, in an interest-rate swap, two parties agree to exchange interest-rate payment obligations. An interest- rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest-rate swap is based. A Fund may enter into an interest-rate swap to increase or decrease its exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement.
The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Although certain swaps have been designated for mandatory central clearing, swaps are still privately negotiated instruments featuring a high degree of customization. Some swaps may be complex and valued subjectively. Swaps also may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. At present, there are few central exchanges or markets for certain swap transactions. Therefore, such swaps may be less liquid than exchange- traded swaps or instruments. In addition, if a swap counterparty defaults on its obligations under the contract, a Fund could sustain significant losses.
Technology Sector Risk—Securities issued by technology companies have historically been volatile due to the rapid pace of product change and development within the sector. Technology companies are subject to intense competition, rapid obsolescence of their products or lack of commercial success, issues with obtaining financing or regulatory approvals, product incompatibility, delays in or cancellation of the release of anticipated products, and high required corporate capital expenditure for research and development of new products. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments, and changes in consumer preferences or investor perception of a company and/or its products or services. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company’s profitability. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

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Tobacco Bonds Risk—Tobacco bonds are securitizations backed by annual payments from tobacco companies arising out of a master settlement agreement reached in 1998 between the tobacco companies and various states, territories and municipalities. The performance of tobacco bonds may depend to a greater extent on, the overall condition of the tobacco settlement sector. Tobacco settlement revenue bonds are generally neither general nor legal obligations of a state or any of its political subdivisions and neither the full faith and credit nor the taxing power nor any other assets or revenues of a state or of any political subdivision will be pledged to the payment of any such bonds. In addition, tobacco companies’ profits from the sale of tobacco products are inherently variable and difficult to estimate. There can be no guarantee that tobacco companies will earn enough revenues to cover the payments due under tobacco bonds. The revenues of tobacco companies may be adversely affected by the adoption of new legislation and/or by litigation.
U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which a Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Valuation Risk—The price a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
When-Issued and Delayed-Delivery Securities Risk—When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Commodity Pool Operator Exclusion and Regulation
Morningstar has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) with respect to the Funds other than the Morningstar Alternatives Fund. The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.” Morningstar is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds. The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets. In addition, Morningstar is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the

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rules of the CFTC. The CFTC has neither reviewed nor approved Morningstar’s reliance on these exclusions, or the Excluded Funds, their investment strategies, or this prospectus.
Commodity Pool Operator Regulation with Respect to the Morningstar Alternatives Fund—Morningstar is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the Morningstar Alternatives Fund, is subject to regulation as a commodity pool operator under the CEA. Morningstar is also a member of the National Futures Association (NFA) and subject to certain NFA rules and bylaws as they apply to commodity pool operators of registered investment companies. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Morningstar Alternatives Fund as a result of Morningstar’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Morningstar’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Morningstar as the commodity pool operator of the Morningstar Alternatives Fund, Morningstar’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Morningstar’s CFTC compliance obligations. As the Morningstar Alternatives Fund is operated subject to CFTC regulation, the Fund may incur additional compliance and related expenses. The CFTC has neither reviewed nor approved the Morningstar Alternatives Fund, its investment strategies, or this prospectus.
Temporary Defensive Positions
The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes temporary defensive positions, it may not achieve its investment objective.
Portfolio Holdings Information
A description of the Funds’ policies and procedures regarding disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, a copy of which can be obtained free of charge on the Funds’ website at http://connect.rightprospectus.com/Morningstar.
Management of the Funds
Investment Adviser
Morningstar Investment Management, LLC (“Morningstar”), located at 22 W. Washington Street, Chicago, IL 60602, serves as investment adviser to the Funds under an investment advisory agreement (the Advisory Agreement) with Morningstar Funds Trust (the Trust), on behalf of each Fund. Morningstar is registered as an investment adviser with the U.S. Securities and Exchange Commission (the SEC) and was formed on September 20, 1999 in Delaware. As of March 31, 2022, Morningstar had assets under management of approximately $50.37 billion.
As the Funds’ adviser, Morningstar has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Trust’s board, sets each Fund’s overall investment strategies. Morningstar is also responsible for the oversight and evaluation of each Fund’s subadvisers. The following portfolio managers are primarily responsible for the day-to-day management of the Funds:
Marta K. Norton, CFA (Morningstar Global Income Fund, Morningstar Global Opportunistic Equity Fund, and Morningstar Alternatives Fund)—Marta Norton is Chief Investment Officer, Americas and portfolio manager for

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Morningstar’s Investment Management group. As Chief Investment Officer, Norton leads a team of investment professionals with portfolio management responsibilities or perform activities supporting such responsibilities. Prior to that, she led the group’s U.S. outcome-based strategies team, which focuses on inflation-plus, cash-plus, and income investment strategies. Previously, Norton was an investment manager for Morningstar Investment Services, where she managed asset allocation, income, and absolute return strategies. Prior to joining the investment management group in 2008, she was a senior mutual fund analyst for Morningstar, Inc. and led Morningstar’s 529 college savings plan coverage. Before joining Morningstar in 2005, Norton was an economist for the Bureau of Labor Statistics and a research analyst for LECG, LLC. Norton holds a BA from Wheaton College. Norton has served as a portfolio manager for the Funds since their inception in November 2018.
Daniel E. McNeela, CFA (Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Total Return Bond Fund, and Morningstar Municipal Bond Fund)—Dan McNeela is a senior portfolio manager and co-head of target risk strategies with Morningstar’s Investment Management group. McNeela is focused on portfolio construction, asset allocation, and manager due diligence. Along with the other co-managers of the Funds, he is responsible for subadviser selection and oversight, allocating the Funds’ assets to the subadvisers and any ETFs that are selected, constructing the portfolios to achieve desired asset class exposures including any residual cash, in addition to other portfolio management responsibilities. Prior to joining the investment management group in 2006, McNeela was associate director of mutual fund analysis for Morningstar, Inc. McNeela served as the editor of Morningstar’s flagship newsletter, Morningstar Mutual Funds and appeared before House and Senate subcommittees to testify as an investor advocate regarding the effectiveness of 529 college savings plans. He joined Morningstar in 2000 as a fund analyst with the individual investor group, specializing in domestic equity funds, with subspecialties in real estate and long-short funds and was the lead analyst on funds offered by Janus, Putnam, Royce and Goldman Sachs. Prior to Morningstar, he held a number of corporate finance positions at Scott Foresman, a leading educational publisher. McNeela holds a BS in Finance from Indiana University and an MBA from the University of Illinois. McNeela has served as a portfolio manager for the Funds since their inception in November 2018.
Richard M. Williamson, CFA, CIPM (Morningstar Alternatives Fund, Morningstar Defensive Bond Fund, Morningstar Global Income Fund, Morningstar Multisector Bond Fund and Morningstar Global Opportunistic Equity Fund)—Richard Williamson is a portfolio manager for Morningstar’s Investment Management group with attention to, among other things, portfolio construction, asset allocation, and manager due diligence. Williamson is also Head of U.S. Outcome Based Strategies, which focus on inflation-plus, cash-plus and income investment strategies. Williamson is also a member of Investment Management’s Global Asset Allocation team concentrating on global fixed-income research. Prior to joining Morningstar Investment Management in 2013, Williamson was a consultant and analyst with Cardinal Investment Advisors, LLC., where he built asset allocation models for defined benefit plans, performed manager due diligence, and worked on capital market research. Williamson holds a bachelor’s degree in economics and government from the University of Virginia. Williamson holds a Certificate in Investment Performance Measurement and the Chartered Financial Analyst® designation. Williamson has served as a portfolio manager for the Morningstar Multisector Bond Fund since June 2019 and a portfolio manager for the Morningstar Alternatives Fund, Morningstar Defensive Bond Fund, Morningstar Global Income Fund and Morningstar Global Opportunistic Equity Fund since December 2020.
Hong Cheng, CFA (Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Global Income Fund and Morningstar Multisector Bond Fund)—Hong Cheng is a portfolio manager with Morningstar’s Investment Management group. Along with the other Morningstar portfolios managers for the Funds, Cheng is

Morningstar Funds Trust / Prospectus 2022

responsible for subadviser selection and oversight, subadviser and exchange traded funds (ETFs) allocations, in addition to other portfolio management responsibilities. Cheng is also a member of Investment Management’s Global Asset Allocation team focusing on U.S. below-investment grade credit sectors. Previously, Cheng was an Operations Associate at Morningstar Investment Services, where she provided trading support and conducted back and middle office operations including trade settlement and account reconciliation. Cheng holds a bachelor’s degree in finance and insurance from Renmin University of China, a master’s degree in finance from DePaul University and an MBA from the University of Chicago Booth Graduate School of Business. Cheng is a CFA Charter Holder. Cheng has served as a portfolio manager for the Morningstar Defensive Bond Fund, Morningstar Global Income Fund and Morningstar Multisector Bond Fund since December 2020 and Morningstar Total Return Bond Fund since May 2022.
Douglas M. McGraw, CFA (Morningstar U.S. Equity Fund and Morningstar International Equity Fund)—Douglas McGraw is a portfolio manager for Morningstar’s Investment Management group. Prior to joining Morningstar’s Investment Management group in 2021, McGraw worked as a consultant in the asset management industry focusing on equity investment process. From 2013 to 2018, McGraw served as a Portfolio Manager and analyst on Global Equity strategies at Manulife Asset Management. From 2010 to 2012, McGraw served as a Portfolio Manager and analyst on Global Equity strategies at Invesco Perpetual. From 2001 to 2009, McGraw worked for Morgan Stanley Investment Management, initially as a Financial Services analyst in New York, and then as a Global Equity Portfolio Manager and analyst in London. McGraw is a Returned Peace Corps Volunteer (RPCV), having served in Ukraine. McGraw holds a Bachelor’s degree from Miami University and an MBA from the University of Notre Dame. McGraw has served as a portfolio manager for the Funds since January 2023.
Alfonzo Bruno, CFA (Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Municipal Bond Fund, and Morningstar Multisector Bond Fund)—Alfonzo Bruno is an associate portfolio manager with Morningstar’s Investment Management group. Along with the other Morningstar portfolios managers for the Funds, Bruno is responsible for subadviser selection and oversight, subadviser and exchange traded funds (ETFs) allocations, in addition to other portfolio management responsibilities. Bruno is also a member of Investment Management’s Global Asset Allocation team focusing on U.S. treasuries and agency mortgage-backed securities. Previously, Bruno was a manager research analyst at Morningstar, where he focused on fixed income manager research. Prior to joining Morningstar, Bruno was an investment analyst for the Illinois Municipal Retirement Fund where he focused on public markets portfolio and risk management. Bruno holds a bachelor’s degree in finance from the University of Iowa. Bruno is a CFA Charterholder. Bruno has served as a portfolio manager for the Funds since May 2022.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in each Fund.
A discussion regarding the Board of Trustees’ approval of the Advisory Agreement with respect to each of the Funds is available in the Trust’s report to shareholders for the fiscal period ended April 30, 2022. This report may be accessed through the following website: http://connect.rightprospectus.com/Morningstar.

Morningstar Funds Trust / Prospectus 2022

During the fiscal year ended April 30, 2022, the Adviser received the aggregate annual management fee shown in the table below, after fee waiver and/or expense reimbursement, if any:

Fund	Aggregate Management Fee

Morningstar U.S. Equity Fund	0.64%

Morningstar International Equity Fund	0.75%

Morningstar Global Income Fund	0.35%

Morningstar Total Return Bond Fund	0.26%

Morningstar Municipal Bond Fund	0.37%

Morningstar Defensive Bond Fund	0.20%

Morningstar Multisector Bond Fund	0.48%

Morningstar Global Opportunistic Equity Fund	0.47%

Morningstar Alternatives Fund	0.71%
Morningstar has contractually agreed, through at least August 31, 2023, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) to ensure that the Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) for the Institutional shares of each Fund do not exceed the caps set forth in the table below under “Expense Cap Before Inclusion of AFFE in Cap” (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the caps, the Total Annual Fund Operating Expenses for the Institutional shares of a Fund may in certain circumstances be higher than its cap, including as a result of AFFE borne by a Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, no Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) for the Institutional shares of a Fund exceed the amounts set forth in the Funds’ original prospectus dated July 11, 2018, as revised August 15, 2018. To formalize this waiver, Morningstar has also contractually agreed, in addition to the Base Expense Limitation Agreement, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) through at least August 31, 2023, to ensure that the Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) for the Institutional shares of each Fund do not exceed the caps set forth in the table below under “Expense Cap After Inclusion of AFFE in Cap” (the Supplemental Expense Limitation Agreement). Prior to August 31, 2023, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser.

Fund	Expense Cap Before Inclusion of AFFE in Cap	Expense Cap After Inclusion of AFFE in Cap

Morningstar U.S. Equity Fund—Institutional	0.85%	0.85%

Morningstar International Equity Fund—Institutional	1.00%	1.00%

Morningstar Global Income Fund—Institutional	0.89%	0.75%

Morningstar Funds Trust / Prospectus 2022

Fund	Expense Cap Before Inclusion of AFFE in Cap	Expense Cap After Inclusion of AFFE in Cap

Morningstar Total Return Bond Fund—Institutional	0.53%	0.54%

Morningstar Municipal Bond Fund—Institutional	0.59%	0.59%

Morningstar Defensive Bond Fund—Institutional	0.48%	0.55%

Morningstar Multisector Bond Fund—Institutional	0.80%	0.80%

Morningstar Global Opportunistic Equity Fund—Institutional	1.00%	0.93%

Morningstar Alternatives Fund—Institutional	1.29%	1.20%
Fund Expenses
In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, acquired fund fees and expenses, and other customary Fund expenses. (Acquired fund fees and expenses are indirect fees that each Fund incurs from investing in the shares of other investment companies.)
Subadviser Evaluation and Selection
Morningstar is responsible for hiring, terminating, and replacing subadvisers, subject to board approval. Before hiring a subadviser, we perform due diligence on the subadviser, including (but not limited to), quantitative and qualitative analysis of the subadviser’s investment process, risk management, and historical performance. Morningstar’s goal is to hire subadvisers who it believes are skilled and have distinguished themselves through consistent and superior performance. Generally, we select subadvisers who we believe will be able to add value through security selection or allocations to securities, markets, or strategies. Morningstar is responsible for the general supervision of the subadvisers as well as allocating each Fund’s assets among the subadvisers and rebalancing the portfolio as necessary from time to time.
More on Multistyle Management—The investment methods used by the subadvisers in selecting securities for each Fund vary. The allocation of each Fund’s portfolio managed by one subadviser will, under normal circumstances, differ from the allocations managed by the other subadvisers with respect to portfolio composition, turnover, issuer capitalization, and issuer financial condition. Because selections are made independently by each subadviser, it is possible that a security held by one portfolio allocation may also be held by other portfolio allocations of the Fund or that several subadvisers may simultaneously favor the same industry.
Morningstar is responsible for establishing the target allocation of Fund assets to each subadviser and may adjust the target allocations at its discretion. Morningstar may also retain a portion of the Fund assets and mange such assets directly. Market performance may result in allocation drift among the subadvisers of a Fund. Morningstar is also responsible for periodically reallocating the portfolio among the subadvisers, the timing and degree of which will be determined by Morningstar. Each subadviser independently selects the brokers and dealers to execute transactions for the allocation of the Fund being managed by that subadviser. A subadviser may occasionally hold more than the specified maximum number of holdings in its portfolio, which may be the result of an involuntary spin-off by one of the companies held in the portfolio, the payment of a stock dividend or split in a separate class of stock, or an overlap in selling a portfolio security while simultaneously adding a new security.

Morningstar Funds Trust / Prospectus 2022

At times, allocation adjustments among subadvisers may be considered tactical with over- or under-allocations to certain subadvisers based on Morningstar’s assessment of the risk and return potential of each subadviser’s strategy. Subadviser allocations are also influenced by each subadviser’s historical returns and volatility, which are assessed by examining the performance of strategies managed by the subadvisers in other accounts that Morningstar believes to be similar to those that will be used for a Fund. Morningstar has analyzed the individual and combined performance of the subadvisers in a variety of investment environments.
If a subadviser ceases to manage an allocation of a Fund’s portfolio, Morningstar may select a replacement subadviser and in the interim will allocate the assets among the remaining subadvisers, among third-party open-end funds or ETFs or invest directly in securities. The securities that were held in the departing subadviser’s allocation of the Fund’s portfolio may be allocated to and retained by another subadviser of the Fund, held and managed by the Morningstar, or will be liquidated in an orderly manner, taking into account various factors, which may include but are not limited to the market for the security and the potential tax consequences. Morningstar may also add additional subadvisers to increase Fund diversification or capacity. Absent exemptive relief, any new subadviser must be first be approved by the respective Funds’ shareholders.
Pursuant to the SEC exemptive order described below, Morningstar will act as the manager of managers of each Fund and be responsible for the investment performance of each Fund, since it will allocate the Fund’s assets to the subadvisers and recommends hiring or changing subadvisers to the board of trustees. The “manager of managers” structure enables the Fund to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of subadvisory agreements. The structure does not permit investment advisory fees paid by each Fund to be increased or to change Morningstar’s obligations under the Advisory Agreement, including Morningstar’s responsibility to monitor and oversee subadvisory services furnished to each Fund, without shareholder approval. Furthermore, any subadvisory agreements with affiliates of a Fund or Morningstar will require shareholder approval.
Multimanager Exemptive Order—As referenced above, the Trust, on behalf of the Funds, and Morningstar have obtained an exemptive order from the SEC, which permits Morningstar, subject to certain conditions, to select new subadvisers with the approval of the board but without obtaining shareholder approval. The order also permits Morningstar to change the terms of agreements with the subadvisers or to continue the employment of a subadviser after an event that would otherwise cause the automatic termination of services. The order will also permit the Funds to disclose subadvisers’ fees only in the aggregate in its registration statement. This arrangement has been approved by the board of trustees and the Fund’s initial shareholder. Shareholders will be notified of any changes made to subadvisers or material changes to subadvisory agreements within 90 days of the change.
Subadvisers and Portfolio Managers
Morningstar has entered into a subadvisory agreement with each subadviser. Morningstar compensates each Fund’s subadvisers out of the investment advisory fees it receives from the Fund. Each subadviser makes investment decisions for the assets it has been allocated to manage. Morningstar oversees the subadvisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each subadviser’s adherence to its investment style. The board of trustees supervises Morningstar and the subadvisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of subadvisers recommended by Morningstar.

Morningstar Funds Trust / Prospectus 2022

A discussion regarding the basis of the board of trustees’ approval of the investment subadvisory agreements between Morningstar and the respective subadvisers is available in the Funds’ most recent semi-annual and annual reports to shareholders. These reports may be accessed through the following website: http://connect.rightprospectus.com/Morningstar.
The following provides additional information about each subadviser and the portfolio managers who are responsible for the day-to-day management of each subadviser’s allocation. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in each Fund.
Morningstar U.S. Equity Fund
Morningstar may manage a portion of the Fund’s asset pursuant to a systematic U.S. equity investment mandate. Additionally, Morningstar has currently selected six subadvisers for the Morningstar U.S. Equity Fund, each to cover a specific investment mandate, as outlined in the table below. Additional information on each subadviser and its portfolio managers follows.

Subadviser	Investment Mandate

ClearBridge Investments, LLC	Large-Cap Growth

Diamond Hill Capital Management, Inc.	Mid-Cap Value

Easterly Investment Partners LLC	Large-Cap Blend

MFS Investment Management	Large-Cap Value

Wasatch Advisors, Inc. (d/b/a Wasatch Global Investors)	Small-/Mid-Cap Growth

Westwood Management Corp.	Small-Cap Value/Blend
ClearBridge Investments, LLC (ClearBridge), 620 Eighth Avenue, New York, NY 10018, serves as a subadviser to the Fund under a subadvisory agreement (the ClearBridge Subadvisory Agreement) with Morningstar on behalf of the Fund. ClearBridge Investments, LLC (“ClearBridge”) is a registered investment adviser and a wholly-owned subsidiary of Franklin Resources, Inc. As of March 31, 2022, ClearBridge’s total assets under management were approximately $190.7 billion which includes $36.1 billion where ClearBridge provides non-discretionary investment models to managed account sponsors. This includes assets for ClearBridge and ClearBridge Investments Limited and its subsidiaries, which has integrated its business with that of ClearBridge. The following portfolio managers are primarily responsible for the day-to-day management of ClearBridge’s allocated portion of the Fund’s portfolio:
Peter J. Bourbeau—Peter Bourbeau is a managing director and portfolio manager of ClearBridge and has 31 years of investment industry experience. He joined the subadviser or its predecessor in 1991. Previously, Bourbeau was a director of Citigroup Global Markets Inc. (CGMI) and served as a portfolio manager at Smith Barney Asset Management (SBAM). A graduate of the University of Florida, Bourbeau obtained his MBA from Fordham University. Bourbeau has served as a portfolio manager for the Fund since its inception in November 2018.
Margaret B. Vitrano—Margaret Vitrano is a managing director and portfolio manager for ClearBridge and has 26 years of investment industry experience. She joined a ClearBridge predecessor organization in 1997. From 2006-2009, Vitrano served on the firm’s 401(k) Investment Committee, which is responsible for choosing and overseeing investments for the firm’s employee retirement plan. Prior to her role at ClearBridge, Vitrano was a

Morningstar Funds Trust / Prospectus 2022

research analyst for the consumer discretionary sector at Citigroup. Vitrano earned an MBA from the Wharton School at the University of Pennsylvania and a BA in Public Policy Studies and Art History from Duke University. Vitrano has served as a portfolio manager for the Fund since its inception in November 2018.
Diamond Hill Capital Management, Inc. (Diamond Hill), 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215, serves as a subadviser to the Fund under a subadvisory agreement (the Diamond Hill Subadvisory Agreement) with Morningstar on behalf of the Fund. Diamond Hill has been registered with the SEC as an investment adviser since 2000. Diamond Hill is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly traded company. As of March 31, 2022, Diamond Hill had approximately $30.3 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:
Christopher A. Welch, CFA—Chris Welch serves as portfolio manager for Diamond Hill. He joined Diamond Hill in 2005. From 2004 to 2005, Welch was a portfolio manager with Fiduciary Trust Company International. From 2002 to 2004, Welch was a private investor. From 1995 to 2002, he was a portfolio manager and senior equity analyst for Nationwide Insurance and affiliates. Welch has a BA in Economics from Yale University (summa cum laude). Welch has served as a portfolio manager for the Fund since its inception in November 2018.
Christopher M. Bingaman, CFA—Chris Bingaman serves as portfolio manager for Diamond Hill. He joined Diamond Hill in 2001. From 1997 to March 2001, Bingaman was a Senior Equity Analyst for Nationwide Insurance and affiliates. In 1997, he was an equity analyst for Dillon Capital Management, an investment advisory firm. From 1990 to 1997, Bingaman held various positions with Fifth Third Bank, First Chicago NBD, and NBD Bank. Bingaman has a BA in Finance from Hillsdale College (cum laude) and an MBA from the University of Notre Dame. Bingaman has served as a portfolio manager for the Fund since its inception in November 2018.
Easterly Investment Partners LLC (Easterly Investment), 138 Conant Street, Beverly, MA 01915, serves as a subadviser to the Fund under a subadvisory agreement (the Levin Easterly Subadvisory Agreement) with Morningstar on behalf of the Fund. Easterly Investment is registered as an investment adviser with the SEC and was founded in 2019. Easterly Investment is wholly owned by LE Partners Holdings LLC, a Delaware limited liability company, which is indirectly majority-owned and controlled by Mr. Darrell Crate, and owned by employees of Easterly Investment. As of March 31, 2022, Easterly Investment had approximately $2.6 billion in assets under management. The following portfolio manager is primarily responsible for the day-to-day management of Easterly Investment’s allocated portion of the Fund’s portfolio:
John (Jack) W. Murphy—Jack Murphy is a portfolio manager and senior securities analyst for Easterly Investment Partners LLC. Prior to joining the firm, Murphy was a portfolio manager for the long-only investment team of Levin Capital Strategies, L.P. and predecessor firms. He was at Prudential Securities (1991-1995) and worked at Bain & Co. (1988-1991). Murphy earned a BS from Bryant College and an MBA from Northeastern University. Murphy has served as a portfolio manager for the Fund since its inception in November 2018.
Massachusetts Financial Services Company, d/b/a MFS Investment Management (MFS), 111 Huntington Avenue, Boston, MA 02199, serves as a subadviser to the Fund under a subadvisory agreement (the MFS Subadvisory Agreement) with Morningstar on behalf of the Fund. MFS is registered as an investment adviser with the SEC and was founded in 1924. MFS is an indirect, majority owned subsidiary of Sun Life Financial Inc., a diversified financial services company. As of March 31, 2022, MFS had approximately $636

Morningstar Funds Trust / Prospectus 2022

billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of MFS’s allocated portion of the Fund’s portfolio:
Nevin Chitkara—Nevin Chitkara serves as an investment officer and equity portfolio manager for MFS. He joined MFS in 1997. Chitkara earned a BS from Boston University (magna cum laude) and an MBA from the MIT Sloan School of Management. Chitkara has served as a portfolio manager for the Fund since its inception in November 2018.
Katherine A. Cannan—Katherine A. Cannan serves as an investment officer and equity portfolio manager for MFS. She joined MFS in 2013. Cannan earned a BA from Northwestern University (magna cum laude) and an MBA from Harvard Business School. Cannan has served as a portfolio manager for the Fund since January 2020.
Wasatch Advisors, Inc. d/b/a Wasatch Global Investors (Wasatch Advisors), 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84111, serves as a subadviser to the Fund under a subadvisory agreement (the Wasatch Advisors Subadvisory Agreement) with Morningstar on behalf of the Fund. Wasatch Advisors is registered as an investment adviser with the SEC and was founded in 1975. Wasatch Advisors is 100% employee owned with over 25 shareholders and no one employee owning 25% or more of the firm. As of March 31, 2022, Wasatch Advisors had approximately $33 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Wasatch Advisors’ allocated portion of the Fund’s portfolio:
JB Taylor—JB Taylor is chief executive officer of Wasatch Advisors and a member of its board of directors. He has been the lead portfolio manager for the Wasatch Small Cap Core Growth and Wasatch Small Cap Growth portfolios since 2000 and 2016, respectively. In addition, he is a portfolio manager for the Wasatch Global Small Cap portfolios. Taylor joined Wasatch Advisors as a research analyst in 1996, working on Wasatch Micro Cap Growth portfolios. He began working on Wasatch Small Cap Core Growth portfolios as a senior research analyst in 1999. Taylor graduated from Stanford University, earning a BS in Industrial Engineering. Taylor has served as a portfolio manager for the Fund since its inception in November 2018.
Paul S. Lambert—Paul Lambert has been a portfolio manager for Wasatch Small Cap Core Growth portfolios since 2005. He has also been a portfolio manager for Wasatch Small Cap Ultra Growth portfolios since 2012, the Global Opportunities portfolios since January 31, 2019, and the Global Select portfolios since October 1, 2019. He joined Wasatch Advisors as a research analyst in 2000, working on Wasatch Small Cap Value portfolios. He began working on Wasatch Small Cap Core Growth portfolios as a senior research analyst in 2003. Prior to joining Wasatch Advisors, Lambert worked for Fidelity Investments. Lambert graduated from the University of Utah, earning a BS in Finance. Lambert has served as a portfolio manager for the Fund since its inception in November 2018.
Michael K. Valentine—Mike Valentine has been a portfolio manager for Wasatch Small Cap Core Growth portfolios since 2017 and the Global Select portfolios since October 1, 2019. He joined Wasatch Advisors in 2016. Since entering the asset-management business in 2005, he has covered various sectors including health care, technology, and basic materials across all market caps and geographies. Prior to joining Wasatch Advisors, Valentine was a portfolio manager at Point72 in Boston where he led a team of analysts and managed a long/short fund focused on the technology and telecom sectors. Prior to Point72, he worked from 2005 to 2012 as an analyst and a portfolio manager at Fidelity Investments in Boston where he developed a

Morningstar Funds Trust / Prospectus 2022

technology-sector strategy for a group of diversified funds in addition to managing long-only sector portfolios. Valentine holds a BA in Computer Science from Amherst College. Valentine has served as a portfolio manager for the Fund since its inception in November 2018.
Westwood Management Corp. (Westwood), 200 Crescent Court, Suite 1200, Dallas, TX 75201, serves as a subadviser to the Fund under a subadvisory agreement (the Westwood Subadvisory Agreement) with Morningstar on behalf of the Fund. Westwood is registered as an investment adviser with the SEC and was founded in 1983. Westwood is a wholly-owned subsidiary of Westwood Holdings Group, Inc., a publicly traded company. As of March 31, 2022, Westwood and its affiliates had approximately $14.5 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Westwood’s allocated portion of the Fund’s portfolio:
Matthew R. Lockridge—Matthew Lockridge joined Westwood in 2010, and he is Head of U.S. Value for Westwood. He serves as a Senior Portfolio Manager on the LargeCap Value and SmallCap Value portfolio teams and is responsible for investment research in the Consumer Staples and Consumer Discretionary sectors. Additionally, Lockridge is a member of the firm’s Operating Committee, Investment Policy Committee and the Consumer/Health Care research group. Lockridge began his career at Arthur Andersen, LLP, within their Chicago consulting practice. He served as a Senior Consultant with Deloitte Consulting, LLP, where he assisted clients with various corporate finance and accounting issues. Lockridge then served as a Managing Director and Partner at Dearborn Partners, LLC, where he was a member of the firm’s Investment Committee and oversaw investments in the Consumer and Industrial sectors. Lockridge earned his MBA with a concentration in Finance and Accounting from the University of Chicago, Graduate School of Business and his BBA in Finance from Southern Methodist University. Lockridge has served as a portfolio manager for the Fund since its inception in November 2018.
William E. Costello, CFA—William Costello joined Westwood in 2010 and serves as Director of Equity Portfolios and Senior Portfolio Manager on the SmallCap Value portfolio team. He is also responsible for investment research within the energy and utilities sectors and is a member of the energy/ utilities research group. Costello began his career with Investors Bank and Trust in 1992 and subsequently joined Delphi Management and The Boston Company. Costello earned an MBA from Boston University and a BA in Economics from Marietta College. He is a member of the CFA Institute, the Boston Security Analysts Society, and the National Association of Petroleum Investment Analysts. Costello has served as a portfolio manager for the Fund since its inception in November 2018.
Frederic G. Rowsey, CFA—Frederic Rowsey joined Westwood in 2010, serves as a portfolio manager and is responsible for investment research in the consumer discretionary sector. He is also a member of the consumer/health care research group. Previously, he served as a research associate, assisting with research in the consumer discretionary, consumer staples, health care and energy sectors. Rowsey graduated from Harvard University with a BA in Economics and a secondary degree in Psychology. Rowsey is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth. Rowsey has served as a portfolio manager for the Fund since its inception in November 2018.

Morningstar Funds Trust / Prospectus 2022

Morningstar International Equity Fund
Morningstar has currently selected four subadvisers for the Morningstar International Equity Fund, each to cover a specific investment mandate, as outlined in the table below. Additional information on each subadviser and its portfolio managers follows.

Subadviser	Investment Mandate

Harding Loevner LP	Foreign Large-Cap

Harris Associates L.P.	Foreign Large-Cap

Lazard Asset Management LLC	Diversified Emerging Markets

T. Rowe Price Associates, Inc.	Diversified Emerging Markets
Harding Loevner LP (Harding Loevner), 400 Crossing Boulevard, Fourth Floor, Bridgewater, NJ 08807, serves as a subadviser to the Fund under a subadvisory agreement (the Harding Loevner Subadvisory Agreement) with Morningstar on behalf of the Fund. Harding Loevner is registered as an investment adviser with the SEC and was founded in 1989. Harding Loevner is a Delaware limited partnership that operates independently of Affiliated Managers Group, Inc., a publicly-traded company, which owns Harding Loevner’s general partner and an interest of approximately 66% as of December 31, 2021. Harding Loevner’s key employees own the remaining interests. As of March 31, 2022, Harding Loevner had approximately $74 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Harding Loevner’s allocated portion of the Fund’s portfolio:
Ferrill D. Roll, CFA—Ferrill Roll is chief investment officer, a co-lead portfolio manager of the International Equity strategy, and a financial analyst. Roll is a partner of the firm and has more than 35 years of industry experience. He joined Harding Loevner in 1996. Roll has extensive experience across a wide range of international markets, including serving as portfolio manager and general partner of Cesar Montemayor Capital, L.P., a global investment partnership investing in fixed-income, currency, and equity markets. He also worked in international equity sales at First Boston and Barings Securities. Roll began his career at JP Morgan, where he established the currency options trading department and advised corporate clients on foreign exchange markets. He graduated from Stanford University with a BA in Economics. Roll has served as a portfolio manager for the Fund since its inception in November 2018.
Bryan C. Lloyd, CFA—Bryan Lloyd is a portfolio manager of the International Equity strategy and a financials analyst. He is a partner of the firm and has more than 20 years of industry experience. He joined Harding Loevner in 2011 after seven years at Calamos Asset Management. While at Calamos, Bryan served as vice president/senior analyst of financial services and prior to that held the position of research analyst. From 1999– 2003, he worked at Credit Suisse First Boston as an associate in equity research. Earlier in his career, he served as a credit analyst at ABN AMRO Bank and as a financial analyst at M&T Bank. He is a graduate of Lafayette College with a BA in Mathematics and Economics. Lloyd has served as a portfolio manager for the Fund since its inception in November 2018.
Patrick C. Todd, CFA—Patrick Todd is a portfolio manager of the International Equity strategy and a health care and real estate analyst. Todd joined Harding Loevner in 2012 and is a partner of the firm. He has more than 10 years of industry experience. Todd previously worked at Gabelli & Company as a research analyst, Ironbound Capital as a research analyst, and Merrill Lynch Investment Managers as a portfolio specialist. Todd holds a

Morningstar Funds Trust / Prospectus 2022

BA in Biochemical Sciences from Harvard University and an MBA in Applied Value Investing from Columbia Business School. Todd has served as a portfolio manager for the Fund since its inception in November 2018.
Andrew H. West, CFA—Andrew West is a co-lead portfolio manager of the International Equity Strategy and a consumer discretionary and industrials analyst. He is a partner of the firm and has more than 25 years of industry experience. Prior to joining Harding Loevner in 2006, West worked at Standard & Poor’s Equity Research, Veitia & Associates, and International Assets Advisory Corp. West holds a BS in Business Administration/Finance from the University of Central Florida and an MBA in Finance and International Business from the New York University Leonard N. Stern School of Business. West has served as a port- folio manager for the Fund since its inception in November 2018.
Babatunde Ojo, CFA—Babatunde Ojo is a portfolio manager of the International Equity strategy. He also serves as a research analyst and co-lead PM of the Frontier Emerging Markets Strategy. He joined the firm in 2012 and is a partner of the firm. He previously worked at American Century Investments, Asset & Resource Management, PricewaterhouseCoopers, and Intercontinental Bank. Mr. Ojo is a graduate of the University of Lagos with a BS in Biochemistry, holds an MSc in Food Chain Management from Imperial College, University of London, as well as an MBA in Finance and Management from The Wharton School. He has over 15 years of investment experience. Ojo has served as portfolio manager for the Fund since January 2021.
Harris Associates L.P. (Harris Associates), 111 S. Wacker Drive, Suite 4600, Chicago, IL 60606, serves as a subadviser to the Fund under a subadvisory agreement (the Harris Associates Subadvisory Agreement) with Morningstar on behalf of the Fund. Harris Associates is registered as an investment adviser with the SEC and was founded in 1976. Harris Associates is a limited partnership with Harris Associates, Inc. as its general partner. Harris Associates and its general partner are indirect subsidiaries of Natixis Investment Managers, LLC which is an indirect subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France. As of March 31, 2022, Harris Associates had approximately $118 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Harris Associates’ allocated portion of the Fund’s portfolio:
David G. Herro, CFA—David Herro is deputy chairman, chief investment officer of International Equities, and a portfolio manager at Harris. Prior to joining Harris in 1992, Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992. He received a BS from the University of Wisconsin-Platteville and a Master of Arts from the University of Wisconsin-Milwaukee. Herro has served as a portfolio manager for the Fund since its inception in November 2018.
Michael L. Manelli, CFA—Michael Manelli is a vice president, a portfolio manager, and an international investment analyst at Harris. Prior to joining Harris in 2005, Manelli was a research associate/analyst at Morgan Stanley from 2001 to 2005. He received a BBA from the University of Iowa. Manelli has served as a portfolio manager for the Fund since its inception in November 2018.
Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, NY 10112, serves as a subadviser to the Fund under a subadvisory agreement (the Lazard Subadvisory Agreement) with Morningstar on behalf of the Fund. Lazard is registered as an investment adviser with the SEC and was founded in 1970. Lazard is a wholly-owned subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. As of March 31, 2022, Lazard had approximately $220.9 billion in

Morningstar Funds Trust / Prospectus 2022

assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Lazard’s allocated portion of the Fund’s portfolio:
James Donald, CFA—James Donald is a managing director, head of Emerging Markets, and portfolio man- ager/analyst on the Emerging Markets Equity team. He is also a member of the International Equity Select with the Emerging Markets team. Since joining Lazard in 1996, Donald has been instrumental in developing and coordinating the emerging-markets activities at Lazard. He began working in the investment field in 1983. Prior to joining Lazard, Donald was a portfolio manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario. James is a board member of EMpower, a charity of investment professionals focused on adolescents, healthcare, and women’s issues in emerging-markets countries, as well as a member of the 20-20 Investments Association, an investor group that is focused on emerging markets. Donald has served as a portfolio manager for the Fund since its inception in November 2018.
Rohit Chopra—Rohit Chopra is a portfolio manager/analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Firm in 1999, Chopra was with Financial Resources Group, Deutsche Bank, and Morgan Stanley. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science. Chopra has been accepted as a Young Global Leader (YGL) in 2016 by the World Economic Forum, which engages the top political, business, and other leaders of society to shape the global future. Chopra has served as a portfolio manager for the Fund since its inception in November 2018.
Monika Shrestha—Monika Shrestha is a portfolio manager/analyst on the Emerging Markets Equity team, responsible for research coverage of companies in the financials sector. She began working in the investment field in 1997. Prior to joining Lazard in 2003, Shrestha was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. She has an MBA from Harvard Business School, a BSE in Computer Science and Engineering, and a BS in Economics (with a concentration in Finance) from the University of Pennsylvania. Shrestha has served as a portfolio manager for the Fund since its inception in November 2018.
John Reinsberg—John Reinsberg is deputy chairman of Lazard Asset Management LLC and head of International and Global Strategies. He is also a portfolio manager/analyst on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, Reinsberg was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Reinsberg has an MBA from Columbia University and a BA from the University of Pennsylvania. He is an Overseer of the University of Pennsylvania School of Arts and Sciences, Chairman of the University of Pennsylvania Huntsman Program Advisory Board, a Trustee of the NPR Foundation (National Public Radio), a Member of the board of Directors of the Alliance for Cancer Gene Therapy, and a Member of the Board of Directors of the U.S. Institute (Institutional Investor). Reinsberg has served as a portfolio manager for the Fund since its inception in November 2018.
Ganesh Ramachandran—Ganesh Ramachandran is a Managing Director and Portfolio/Analyst specializing in emerging markets currency and debt. He began working in the investment field in 1997 when he joined Lazard. Ramachandran has an MBA from the University of Rochester, Simon School of Business and a BS in Chemical Engineering from the Indian Institute of Technology at Madras. Ramachandran has served as a portfolio manager for the Fund since July 2020.

Morningstar Funds Trust / Prospectus 2022

T. Rowe Price Associates, Inc. (T. Rowe Price), 100 East Pratt Street, Baltimore, MD 21202, serves as a subadviser to the Fund under a subadvisory agreement (the T. Rowe Price Subadvisory Agreement) with Morningstar on behalf of the Fund. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which was formed in 2000 as the publicly traded parent holding company of T. Rowe Price and its affiliated entities. As of March 31, 2022, T. Rowe Price had approximately $1.31 trillion in assets under management. As a subadviser to the Fund, T. Rowe Price may in its discretion utilize the service of its affiliates, T. Rowe Price International LTD (TRPI), a corporation organized under the laws of the United Kingdom and a wholly owned subsidiary of T. Rowe Price and T. Rowe Price Singapore Private LTD (TRPS), a corporation organized under the laws of Singapore and a wholly owned subsidiary of TRPI, pursuant to separate agreements between T. Rowe Price and TRPI and TRPS, respectively. The following portfolio managers are primarily responsible for the day-to-day management of T. Rowe Price’s allocated portion of the Fund’s portfolio:
Eric Moffett—Eric Moffett is a vice president and portfolio manager. He joined the firm in 2007 and his investment experience dates from 2000. Moffett earned an A.B., magna cum laude, in economics from Princeton University and an M.B.A. from Harvard Business School. Moffett has served as a portfolio manager for the Fund since April 2021.
Malik Asif—Malik Asif is a vice president and portfolio manager. He joined the firm in 2012 and his investment experience dates from 2007. During the past five years, Asif served as an associate portfolio manager of the Emerging Markets strategy (beginning in 2018) and prior to that, as an analyst covering the financial sector in emerging markets with the firm. Asif earned a B.A., summa cum laude, in economics and international relations from Connecticut College and is a member of Phi Beta Kappa. He also has earned an M.B.A. from the University of Chicago, Booth School of Business, where he received the Chicago Booth Merit Fellowship. Asif has served as a portfolio manager for the Fund since April 2021.
Morningstar Global Income Fund
Morningstar has currently selected two subadvisers for the Morningstar Global Income Fund, each to cover a specific investment mandate outlined in the table below. Additional information on each subadviser and its portfolio managers follows.

Subadviser	Investment Mandate

Cullen Capital Management LLC	World Stock

Western Asset Management Company, LLC	Multi-Asset Credit
Cullen Capital Management LLC (Cullen), 645 Fifth Avenue, New York, NY 10022, serves as a subadviser to the Fund under a subadvisory agreement (the Cullen Subadvisory Agreement) with Morningstar on behalf of the Fund. Cullen is registered as an investment adviser with the SEC and was founded in 2000. Cullen is currently owned and controlled by James P. Cullen. As of March 31, 2022, Cullen had approximately $22.8 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Cullen’s allocated portion of the Fund’s portfolio:
James P. Cullen—James Cullen, is owner, chairman and CEO of Cullen Capital Management LLC, a registered investment adviser. Prior to founding Schafer Cullen Capital Management, Inc. in 1983 and Cullen Capital Management LLC in 2000, Cullen was a vice president at Donaldson, Lufkin & Jenrette. Prior to Donaldson, he

Morningstar Funds Trust / Prospectus 2022

co-managed the New York Research, which specialized in low P/E research. Cullen began his career at Merrill Lynch in 1965 and later worked for the research firm Spencer Trask & Company. Cullen spent four years as a Navy Officer on the aircraft carrier USS Essex after receiving a BS in Finance from Seton Hall University. Cullen has served as a portfolio manager for the Fund since its inception in November 2018.
Rahul D. Sharma—Rahul Sharma currently serves as portfolio manager and executive director at Cullen Capital Management LLC and has worked there since May 2000. Prior to joining Cullen, he worked in small business management. Sharma received his BS in Mathematics from the College of William and Mary in 1994. Sharma has served as a portfolio manager for the Fund since its inception in November 2018.
Western Asset Management Company, LLC (Western), 385 East Colorado Boulevard, Pasadena, CA 91101, serves as a subadviser to the Fund under a subadvisory agreement (the Western Subadvisory Agreement) with Morningstar on behalf of the Fund. Western is registered as an investment adviser with the SEC and was founded in 1971. Western operates as a group of coordinated sister companies located in various jurisdictions, and the Firm is headquartered in Pasadena, California. Western entity ultimately is a wholly-owned subsidiary of Franklin Resources, Inc. [NYSE: BEN], a global investment management organization with subsidiaries operating as Franklin Templeton in over 165 countries. As of March 31, 2022, Western had approximately $449.2 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Western’s allocated portion of the Fund’s portfolio:
Michael C. Buchanan, CFA—Michael C. Buchanan is the deputy chief investment officer of Western. He joined the firm in 2005. Buchanan serves as a member of Western’s U.S. Broad Strategy Committee, Global Investment Strategy Committee, Market & Credit Risk Committee and Global Credit Committee. Buchanan is a graduate of Brown University and previously was a managing director at Credit Suisse Asset Management and portfolio manager at Janus Capital Management. Buchanan has served as a portfolio manager for the Fund since February 2022.
Gordon S. Brown—Gordon S. Brown is the co-head of global portfolios of Western. Before he joined the firm in 2011, Brown was a senior investment manager of emerging market rates and currencies at Baillie Gifford & Co. He is a member of Western’s Global Investment Strategy Committee. Gordon holds an MA from the University of Aberdeen, an MS from the University of Strathclyde and an MS from the University of Stirling. Brown has served as a portfolio manager for the Fund since February 2022.
S. Kenneth Leech—Ken Leech is the chief investment officer of Western. He joined the firm in 1990. Leech leads the Global Portfolio, US Broad Portfolio and Macro Opportunities Teams. From 2002–2004, he served as a member of the Treasury Borrowing Advisory Committee. Leech is a graduate of the University of Pennsylvania’s Wharton School. In his four years, he received three degrees: a BA, a BS and an MBA, graduating summa cum laude. Leech has served as a portfolio manager for the Fund since February 2022.
Annabel Rudebeck—Annabel Rudebeck is the Head of Non-US Credit at Western and serves as a member of the firm’s Global Investment Strategy Committee. Prior to joining the firm in 2016, Rudebeck was the head of global investment-grade credit at Rogge Global Partners and a credit research associate at JP Morgan Securities. Rudebeck is a graduate of the University of Cambridge and holds an MA in economics. Rudebeck has served as a portfolio manager of the Fund since February 2022.

Morningstar Funds Trust / Prospectus 2022

Morningstar Total Return Bond Fund
Morningstar has currently selected two subadvisers for the Morningstar Total Return Bond Fund, each to cover a specific investment mandate, as outlined in the table below. Additional information on each subadviser and its portfolio managers follows.

Subadviser	Investment Mandate

BlackRock Financial Management, Inc.	Core Plus Bond

Western Asset Management Company, LLC	Core Bond
BlackRock Financial Management, Inc. (BlackRock), 55 East 52nd Street, New York, NY 10055, serves as a subadviser to the Fund under a subadvisory agreement (the BlackRock Subadvisory Agreement) with Morningstar on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a publicly traded company. As of March 31, 2022, BlackRock had approximately $9.7 trillion in assets under management. As a subadviser to the Fund, BlackRock may in its discretion utilize the services of its affiliates, BlackRock International Limited (“BIL”), a corporation organized under the laws of Scotland, and BlackRock (Singapore) Limited (“BSL”), a corporation organized under the laws of Singapore, each a wholly owned subsidiary of BlackRock, Inc., pursuant to separate agreements between BlackRock and BIL and BSL, respectively. The following portfolio managers are primarily responsible for the day-to-day management of BlackRock’s allocated portion of the Fund’s portfolio:
Richard M. Rieder—Rick Rieder managing director, is BlackRock’s global chief investment officer of fixed income, co-head of BlackRock, Inc.’s Global Fixed Income Platform, member of the Global Operating Commit- tee, and Chairman of the BlackRock, Inc. firmwide Investment Council. He has been a managing director of BlackRock, Inc. since 2009. Rieder was president and chief executive officer of R3 Capital Partners from 2008 to 2009 and managing director of Lehman Brothers from 1994 to 2008. Rieder earned a BBA degree in finance from Emory University and an MBA degree from The Wharton School of the University of Pennsylvania. Rieder has served as a portfolio manager for the Fund since its inception in November 2018.
Robert J. Miller—Bob Miller has been a managing director of BlackRock, Inc. since 2011. Prior to that, Miller was a co-founder and partner at the Round Table Investment Management Company, a multi-strategy, research-based investment company, where he managed a global macro strategy. Previously, he spent 20 years at Bank of America, where he served in a variety of roles, including managing director from 1999 to 2007. Miller earned a BA in economics from Davidson College. Miller has served as a portfolio manager for the Fund since its inception in November 2018.
David L. Rogal—David Rogal has been a director of BlackRock, Inc. since 2014. Rogal began his career at BlackRock in 2006 as an analyst in the Financial Institutions Group and served as a vice president from 2011 to 2013. Rogal earned a BA, Phi Beta Kappa, in economics and genetics from Cornell University in 2006. Rogal has served as a portfolio manager for the Fund since its inception in November 2018.
Western Asset Management Company, LLC (Western), 385 East Colorado Boulevard, Pasadena, CA 91101, serves as a subadviser to the Fund under a subadvisory agreement (the Western Subadvisory Agreement) with Morningstar on behalf of the Fund. Western is registered as an investment adviser with the SEC and was founded in 1971. Western operates as a group of coordinated sister companies located in various jurisdictions, and the Firm is headquartered in Pasadena, California. Western entity ultimately is a wholly-owned subsidiary of Franklin

Morningstar Funds Trust / Prospectus 2022

Resources, Inc. [NYSE: BEN], a global investment management organization with subsidiaries operating as Franklin Templeton in over 165 countries. As of March 31, 2022, Western had approximately $449.2 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Western’s allocated portion of the Fund’s portfolio:
John L. Bellows, PhD, CFA—John Bellows is a portfolio manager and research analyst with Western. Prior to joining the firm in 2012, Bellows served at the U.S. Department of the Treasury, most recently as the Acting Assistant Secretary for Economic Policy. At Western, he is a member of the US Broad Strategy Committee and the Global Investment Strategy Committee. Bellows holds a BA in Economics from Dartmouth College, where he graduated magna cum laude, and a PhD in Economics from the University of California, Berkeley. Bellows has served as a portfolio manager for the Fund since its inception in November 2018.
S. Kenneth Leech—Ken Leech is the chief investment officer of Western. He joined the firm in 1990. Leech leads the Global Portfolio, US Broad Portfolio and Macro Opportunities Teams. From 2002–2004, he served as a member of the Treasury Borrowing Advisory Committee. Leech is a graduate of the University of Pennsylvania’s Wharton School. In his four years, he received three degrees: a BA, a BS and an MBA, graduating summa cum laude. Leech has served as a portfolio manager for the Fund since its inception in November 2018.
Mark S. Lindbloom—Mark Lindbloom has more than 44 years of experience and is currently a portfolio man- ager at Western, where he has worked since 2005. Prior to his time at Western, Lindbloom was a portfolio manager at Citigroup Asset Management and at Brown Brothers Harriman & Company. He has also worked as an Analyst at New York Life Insurance. Lindbloom holds an MBA from Pace University and BS degree from Rider University. Lindbloom has served as a portfolio manager for the Fund since its inception in November 2018.
Frederick R. Marki, CFA—Frederick Marki is a portfolio manager with Western and has more than 39 years of experience. Prior to joining the firm in 2005, Marki was senior portfolio manager with Citigroup Asset Management, portfolio manager with UBS, and vice president with Merrill Lynch. He began his career as an assistant economist at the Federal Reserve Bank of New York. Marki holds a BS from the Massachusetts Institute of Technology. Marki has served as a portfolio manager for the Fund since its inception in November 2018.
Julien A. Scholnick, CFA—Julien Scholnick is a portfolio Manager with Western and has more than 25 years of experience. Prior to joining the firm in 2003, Scholnick served as an associate in the Private Client Group with Salomon Smith Barney, as a senior analyst with Digital Coast Partners, and as a senior analyst with Arthur Andersen, LLP. Scholnick holds a BA from the University of California, Los Angeles, and an MBA from Cornell University. Scholnick has served as a portfolio manager for the Fund since its inception in November 2018.
Scott M. Beatty, CFA—Scott Beatty is a Portfolio Manager with Western and has more than 21 years of experience. Prior to joining the Firm in 2002, Mr. Beatty was a Graduate Teaching Assistant in Finance for the Graduate School of Management at the University of California in Irvine (UCI). Mr. Beatty has also served as an Associate Intern with RSM EquiCo, in the Capital Markets Division, and as a Staff Chief Engineer with Air Industries Corporation. Mr. Beatty holds a Bachelor of Science from Bucknell University, and an MBA from UCI. Beatty has served as portfolio manager for the Fund since its inception in November 2018.

Morningstar Funds Trust / Prospectus 2022

Morningstar Municipal Bond Fund
Morningstar has currently selected two subadvisers for the Morningstar Municipal Bond Fund, each to cover a specific investment mandate or mandates, as outlined in the table below. Additional information on each subadviser and its portfolio managers follows.

Subadviser	Investment Mandate(s)

Allspring Global Investments, LLC	Intermediate-Term Municipal Bond Short-Term Municipal Bond

T. Rowe Price Associates, Inc.	Municipal Bond
Allspring Global Investments, LLC (Allspring Investments), 525 Market St., San Francisco, CA 94105, serves as a subadviser to the Fund under a subadvisory agreement (the Allspring Investments Subadvisory Agreement) with Morningstar on behalf of the Fund. Allspring Investments is incorporated in Delaware and is an SEC registered investment adviser. Allspring Investments is a directly and wholly-owned subsidiary of Allspring Global Investments Holdings, LLC (“Allspring”). As of March 31, 2022, Allspring Investments (then known as Wells Capital Management., Inc.) had approximately $44.3 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Allspring Investments’ allocated portion of the Fund’s portfolio:
Robert J. Miller—Robert Miller is a senior portfolio manager for the Municipal Fixed Income team at Allspring, where he manages mutual funds and separate accounts. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). Prior to joining WFAM in 2008, Miller worked for American Century Investments where he was part of team managing the firm’s municipal bond portfolios. He had direct responsibility for the firm’s national intermediate- and long-term investment grade strategies. In addition, he managed several other state-specific funds for the firm. He also served as a member of its analytical team. Earlier, Miller was a municipal bond analyst with Moody’s Investors Service where he served as an analyst in the States and High Profile Ratings Group as well as the Airport Credit Group, the Southeast Regional Ratings Group, and the Mid-Atlantic Regional Ratings Group. He also founded a small venture capital firm and served as a consultant with Black and Veatch and KPMG Peat Marwick, where he specialized in conducting financial feasibility studies in support of large infrastructure projects. Miller earned a bachelor’s degree in business administration with an emphasis in finance from San Jose State University and a master’s degree in business administration from the Leonard N. Stern School of Business at New York University. Miller has served as a portfolio manager for the Fund since its inception in November 2018.
Bruce R. Johns—Bruce Johns is a senior portfolio manager for the Municipal Fixed Income team at Allspring. In this capacity, he manages national short to intermediate maturity strategies and certain state specific mutual funds. Johns joined Allspring from its predecessor, WFAM. He joined WFAM from Strong Capital Management, where he was a senior research analyst covering the health care sector. Prior to taking on the role of research analyst at Strong, his area of responsibility included all fixed-income settlements operations. He earned a bachelor’s degree in business and finance from the University of Wisconsin, Parkside. Johns is a member of the National Federation of Municipal Analysts and the Minnesota Society of Municipal Analysts. Johns has been a portfolio manager of the Fund since June 2019.
Terry J. Goode—Terry Goode is a senior portfolio manager for the Allspring Municipal Fixed Income team at Allspring. He is responsible for managing national and state specific mutual funds, insurance accounts and

Morningstar Funds Trust / Prospectus 2022

separate accounts. Goode joined Allspring from its predecessor, WFAM. Previously, Goode he served as head of the WFAM the leader of the Allspring Tax-Exempt Research team, leading the group responsible for providing credit research for to the Municipal Fixed Income team. Prior to joining WFAM, he performed similar research duties and provided bond ratings as a director at Standard & Poor’s Credit Market Services. He held a similar position with Wells Fargo Bank’s health care division. Goode began his investment industry career in 1995. He earned a bachelor’s degree in economics from the University of California, Los Angeles, and a master’s degree in business administration with an emphasis in finance and investment strategy from the Haas School of Business at the University of California, Berkeley. Goode is a member of the National Federation of Municipal Analysts and the Society of Municipal Analysts and served as a former chair and member of the California Society of Municipal Analysts. Goode has been a portfolio manager of the Fund since June 2019.
Nicholos Venditti, CFA—Nicholos Venditti is a senior portfolio manager and head of with the Municipal Fixed Income team at Allspring. He joined Allspring from its predecessor, WFAM. Before joining WFAM, he spent 10 years was at Thornburg Investment Management, most recently as a senior portfolio manager and head of the municipal bond group. Earlier positions there include serving as a portfolio manager on seven mutual funds and separately managed accounts with total assets of approximately $10 billion. Prior to Thornburg, he held a variety of roles focused on municipal credit analysis at Financial Security Assurance/Assured Guaranty where he began his investment industry career in 2007. Venditti earned a bachelor’s degree in theoretical economics from Trinity University; and a master’s degree in applied economics from University of North Carolina-Greensboro, where he also served as an adjunct professor; and. He received a master’s degree in finance from Syracuse University. and He has earned the right to use the Chartered Financial Analyst® (CFA®) designation. Venditti has been a portfolio manager of the Fund since September 2020.
T. Rowe Price Associates, Inc. (T. Rowe Price), 100 East Pratt Street, Baltimore, MD 21202, serves as a subadviser to the Fund under a subadvisory agreement (the T. Rowe Price Subadvisory Agreement) with Morningstar on behalf of the Fund. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which was formed in 2000 as the publicly traded parent holding company of T. Rowe Price and its affiliated entities. As of March 31, 2022, T. Rowe Price had approximately $1.31 trillion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of T. Rowe Price’s allocated portion of the Fund’s portfolio:
Konstantine B. Mallas—Konstantine Mallas is a vice president and portfolio manager for T. Rowe Price. He joined T. Rowe Price in 1986 and his investment experience dates from 1990. During the past five years, Mallas has served as a portfolio manager. He earned a BS from American University and an MBA from Loyola University Maryland. Mallas has served as a portfolio manager for the Fund since its inception in November 2018.
James M. Murphy, CFA—James Murphy is a vice president and portfolio manager for T. Rowe Price. He joined the firm in 2000 and his investment experience dates from 1993. During the past five years, Murphy has served as a portfolio manager. He received a BS in finance from the University of Delaware and an MBA in finance from Seton Hall University. He also is a trustee of the T. Rowe Price Foundation and a trustee of Severn School. Murphy has served as a portfolio manager for the Fund since its inception in November 2018.
Austin Applegate, CFA—Austin Applegate is a vice president and portfolio manager for T. Rowe Price. He joined the firm in 2011 and his investment experience dates from 2004. During the past five years, Applegate served as portfolio manager beginning in 2020 and prior to that, as an associate portfolio manager. Applegate

Morningstar Funds Trust / Prospectus 2022

earned a BA in mathematical economics from Wesleyan University, an MS in accounting from the University of Hartford, and an MBA from Duke University, The Fuqua School of Business. Applegate also has earned the Chartered Financial Analyst® designation. Applegate has served as portfolio manager for the Fund since January 2023.
Morningstar Defensive Bond Fund
Morningstar has currently selected one subadviser for the Morningstar Defensive Bond Fund, to cover the specific investment mandate shown in the table below. Additional information on the subadviser and its portfolio managers follows.

Subadviser	Investment Mandates

First Pacific Advisors, LP	Nontraditional Bond
First Pacific Advisors, LP (First Pacific), 11601 Wilshire Boulevard, Suite 1200, Los Angeles, CA 90025, serves as a subadviser to the Fund under a subadvisory agreement (the First Pacific Subadvisory Agreement) with Morningstar on behalf of the Fund. First Pacific is registered as an investment adviser with the SEC and was founded in 2004. The firm’s owners are its Managing Partners, J. Richard Atwood, and Steven T. Romick, and six other Partners as follows: J. Mark Hancock, Mark Landecker, Ryan Leggio, Nico Y. Mizrahi, Abhijeet Patwardhan, and Brian A. Selmo. As of March 31, 2022, First Pacific had approximately $28.0 billion in assets under management on a discretionary basis. The following portfolio managers are primarily responsible for the day-to-day management of First Pacific’s allocated portion of the Fund’s portfolio:
Abhijeet Patwardhan—Abhi Patwardhan joined First Pacific in 2010. He serves as portfolio manager and director of research for First Pacific’s Absolute and Flexible Fixed Income strategies. Prior to joining First Pacific, Mr. Patwardhan was an investment analyst at Reservoir Capital Group and D.B. Zwirn & Co. and an investment banking analyst at UBS Warburg and Donaldson, Lufkin & Jenrette. He earned a bachelor’s degree in Economics and an MBA from the Wharton School of the University of Pennsylvania. Mr. Patwardhan has served as a portfolio manager for the Fund since its inception in November 2018.
Morningstar Multisector Bond Fund
Morningstar has currently selected three subadvisers for the Morningstar Multisector Bond Fund, each to cover a specific investment mandate, as outlined in the table below. Additional information on each subadviser and its portfolio managers follows.

Subadviser	Investment Mandate

Loomis, Sayles & Company, L.P.	High-Yield Bond

TCW Investment Management Company LLC	Emerging-Markets Bond

Voya Investment Management Company, LLC	Investment Grade Credit
Loomis, Sayles & Company, L.P. (Loomis Sayles), One Financial Center, Boston, MA 02111, serves as a subadviser to the Fund under a subadvisory agreement (the Loomis Sayles Subadvisory Agreement) with Morningstar on behalf of the Fund. Loomis Sayles is registered as an investment adviser with the SEC and was founded in 1926. Loomis Sayles is a Delaware limited partnership whose sole general partner, Loomis Sayles & Company, Inc., is directly owned by Natixis Investment Managers, LLC (Natixis LLC) an indirect

Morningstar Funds Trust / Prospectus 2022

subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly-owned by Groupe BPCE, France’s second largest banking group. Groupe BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 330, avenue Pierre Mendes France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendes France, 75013 Paris, France. As of March 31, 2022, Loomis Sayles had approximately $345.7 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:
Matthew J. Eagan, CFA—Matthew Eagan, executive vice president and portfolio manager of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. He earned a BA from Northeastern University and an MBA from Boston University and has more than 32 years of investment experience. He has served as a portfolio manager for the Fund since its inception in November 2018.
Elaine M. Stokes—Elaine Stokes, executive vice president and portfolio manager of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She earned a BS from St. Michael’s College and has more than 35 years of investment experience. She has served as a portfolio manager for the Fund since its inception in November 2018.
Brian P. Kennedy—Brian Kennedy, vice president and co-portfolio manager of Loomis Sayles, started his investment industry career in 1990 as a senior fund accountant at the Boston Company. Brian joined Loomis Sayles in 1994. He earned a BS from Providence College and an MBA from Babson College. He has served as a portfolio manager for the Fund since March 2021.
Todd P. Vandam, CFA—Todd Vandam, vice president and co-portfolio manager of Loomis Sayles, began his career in 1994 on the high yield trading desk. Prior to joining Loomis Sayles, Todd completed the US Army Airborne and US Army Ranger Schools. He was a Field Artillery Officer in the US Army, most recently working as a Fire Support Officer stationed in Panama. Todd is a member of CFA Society Boston. He earned a BA in business and economics from Brown University. He has served as a portfolio manager for the Fund since March 2021.
TCW Investment Management Company LLC (TCW), 865 South Figueroa Street, Suite 2100, Los Angeles, CA 90017, serves as a subadviser to the Fund under a subadvisory agreement (the TCW Subadvisory Agreement) with Morningstar on behalf of the Fund. TCW is registered as an investment adviser with the SEC and has been since 1987. TCW is wholly-owned by The TCW Group, Inc., a Nevada corporation (TCW Group). In February 2013, TCW management and private investment funds affiliated with alternative asset manager The Carlyle Group (together with such affiliates, “Carlyle”) acquired TCW Group. On December 27, 2017 Nippon Life Insurance Company acquired a 24.75% minority stake in TCW Group from Carlyle. As a result of the transaction, TCW management and employees have increased their ownership in the firm to approximately 44.07% and Carlyle maintains a 31.18% interest in TCW Group. As of March 31, 2022, TCW had approximately $242.64 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of TCW’s allocated portion of the Fund’s portfolio:
Penelope D. Foley—Penelope Foley is a portfolio manager for TCW Emerging Markets Group. Prior to joining TCW in 1990, she was a senior vice president of Drexel Burnham Lambert, where she was involved in the management of DBL Americas Development Association, LP, and in the provision of investment and merchant

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banking services in Latin America. Before Drexel, she was a vice president in Citicorp’s Investment Bank and was responsible for Euro securities, project finance and private placements in Latin America and Canada. Previously, she was an associate in the Corporate Finance Department at Lehman Brothers. Foley attended Northwestern University and holds a BA from Hollins College. Foley has served as a portfolio manager for the Fund since its inception in November 2018.
David I. Robbins—David Robbins is a portfolio manager for TCW Emerging Markets Group. Prior to joining TCW in 2000, Robbins was with Lehman Brothers, where he was responsible for global emerging-markets trading in the Fixed Income division. Prior to that, he worked at Morgan Stanley from 1983-1997 where he was head of Emerging Markets Trading. Robbins received a BA in Economics and History from Swarthmore College. Robbins has served as a portfolio manager for the Fund since its inception in November 2018.
Alex Stanojevic—Alex Stanojevic is a portfolio manager for the TCW Emerging Markets Group. Prior to this, he served as the team’s head trader, where he was responsible for trading emerging-markets fixed-income assets and determining relative value opportunities in the investable universe. Stanojevic joined TCW in 2005 from Coast Asset Management LP, where he was responsible for interest-rate derivatives transactions, trade modeling, research, and performance reporting. Stanojevic received his BS in Finance from the California State University Long Beach (magna cum laude), and an MBA from Loyola Marymount University, Los Angeles. Stanojevic has served as a portfolio manager for the Fund since its inception in November 2018.
Voya Investment Management Co., LLC (Voya), 230 Park Avenue, New York, NY 10169, serves as a subadviser to the Fund under a subadvisory agreement (the Voya Subadvisory Agreement) with Morningstar on behalf of the Fund. Voya is registered as an investment adviser with the SEC and was founded in 1972. Voya is wholly-owned by VIM Holdings, LLC which is ultimately owned by Voya Financial, Inc. (76%) and Allianz SE (24%), both publicly traded companies. As of December 31, 2021, Voya had approximately $254.2 billion in assets under management1. The following portfolio managers are primarily responsible for the day-to-day management of Voya’s allocated portion of the Fund’s portfolio:
Anil Katarya, CFA—Anil Katarya is global head of investment grade credit and senior portfolio manager at Voya Investment Management. Anil has been with Voya for 22 years and has 24 years of investment experience. Previously at Voya, Anil was the head of credit portfolio management and served as a portfolio manager and credit analyst on the investment grade team. Prior to joining Voya, Anil was a financial analyst for Mirant Inc. He earned an MBA from Georgia State University and a BS in mechanical engineering from Kurukshetra University, India. He is a CFA® Charterholder. Katarya has served as a portfolio manager for the Fund since May 2022.
Travis King, CFA—Travis King is head of U.S. investment grade corporates at Voya Investment Management. Travis has been with Voya for 17 years and has 24 years of investment experience. Prior to joining Voya, he was a senior fixed income analyst with Reams Asset Management. Travis earned an MBA from Memorial University, Canada and a BBA from James Madison University. He is a CFA® Charterholder. King has served as a portfolio manager for the Fund since May 2022.
1 Includes proprietary insurance general account assets of $39.0 billion on a market value basis. Voya assets, as reported in Voya Financial, Inc.’s SEC filings, include general account assets valued on a statutory book value basis and total approximately $253.2 billion.

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Morningstar Global Opportunistic Equity Fund
Morningstar has currently selected one subadviser for the Morningstar Global Opportunistic Equity Fund, to cover a specific investment mandate, as outlined in the table below. Additional information on the subadviser and its portfolio managers follows.

Subadviser	Investment Mandate

Lazard Asset Management LLC	World Stock
Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, NY 10112, serves as a subadviser to the Fund under a subadvisory agreement (the Lazard Subadvisory Agreement) with Morningstar on behalf of the Fund. Lazard is registered as an investment adviser with the SEC and was founded in 1970. Lazard is a wholly-owned subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. As of March 31, 2022, Lazard had approximately $220.9 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Lazard’s allocated portion of the Fund’s portfolio:
Bertrand Cliquet, CFA—Bertrand Cliquet is a portfolio manager/analyst on the Lazard Global Listed Infrastructure and Global Equity Franchise teams. He joined Lazard in 2004 as a European utility analyst, before becoming a founding member of the Lazard Global Listed infrastructure strategy in 2005. Prior to joining Lazard, Cliquet was a utility analyst at Goldman Sachs International in London and a merger and acquisition analyst at Deutsche Bank. He has been working in the investment field since 1999. He attained a business degree from HEC in Paris, with a major in Finance. Cliquet was awarded the Prize of the “Club Finance International” and the Prize of the HEC Foundation for his thesis on “The deregulation of the European electricity market and its consequences for electricity prices and the strategic positioning of energy companies.” Cliquet is fluent in both French and German. Cliquet has served as a portfolio manager for the Fund since its inception in November 2018.
Matthew Landy—Matthew Landy is a portfolio manager/analyst on the Global Listed Infrastructure and Global Equity Franchise teams. He began working in the investment field in 1995. Prior to joining Lazard in 2006, Landy worked in the private equity industry where he was involved in early stage venture capital in Europe and management buy-out investing in Australia. Previously he was an equity analyst with Tyndall Investment Management covering stocks in the consumer staples, consumer discretionary, and industrial sectors. Landy has a BCom and a BA from Monash University in Melbourne, Australia. Landy has served as a portfolio manager for the Fund since its inception in November 2018.
John Mulquiney, CFA—John Mulquiney is a portfolio manager/analyst on the Global Listed Infrastructure and Global Equity Franchise teams. He has been working in the investment field since 1997. Prior to joining Lazard in August 2005, Mulquiney worked at Tyndall Australia where he covered stocks in various sectors including financials, consumer discretionary, healthcare, and materials. Mulquiney was also in the Asset and Infrastructure Group at Macquarie Bank, where he undertook transactions and developed valuation models for airports, electricity generators, rail projects, and health infrastructure. Most recently, he spent four years at Nanyang Ventures, an early expansion venture capital fund. Mulquiney holds a PhD from the Australian National University, and a BA (Hons) from Sydney University. Mulquiney has served as a portfolio manager for the Fund since its inception in November 2018.

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Warryn Robertson—Warryn Robertson is a portfolio manager/analyst on the Global Listed Infrastructure, Global Equity Franchise, and Australian Equity teams. He has been working in the investment field since 1992. Prior to joining Lazard in April 2001, Robertson was an associate director at Capital Partners. Previously, He worked at PricewaterhouseCoopers Corporate Finance. Robertson holds an MBA from the Melbourne Business School (Melbourne University) and a BCom, University of Canberra. Robertson has served as a portfolio manager for the Fund since its inception in November 2018.
Morningstar Alternatives Fund
Morningstar has currently selected three subadvisers for the Morningstar Alternatives Fund, each to cover a specific investment mandate, as outlined in the table below. Additional information on each subadviser and its portfolio managers follows.

Subadviser	Investment Mandate

SSI Investment Management LLC	Relative Value Arbitrage

Water Island Capital, LLC	Event Driven

BlackRock Financial Management, Inc.	Multi-Model Strategy
BlackRock Financial Management, Inc. (BlackRock), 55 East 52nd Street, New York, NY 10055, serves as a subadviser to the Fund under a subadvisory agreement (the BlackRock Subadvisory Agreement) with Morningstar on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a publicly traded company. As of March 31, 2022, BlackRock had approximately $9.7 trillion in assets under management. As a subadviser to the Fund, BlackRock may in its discretion utilize the services of its affiliate, BlackRock International Limited (“BIL”), a corporation organized under the laws of Scotland and a wholly owned subsidiary of BlackRock, Inc., pursuant to a separate agreement between BlackRock and BIL. The following portfolio managers are primarily responsible for the day-to-day management of BlackRock’s allocated portion of the Fund’s portfolio:
Tom Parker, CFA—Tom Parker has been a Managing Director of BlackRock, Inc. since 2009; Chief Investment Officer of BlackRock’s Systematic Fixed Income Group since 2015; Deputy Chief Investment Officer of BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2010; Co-Head of Credit Investments and Member of the Fixed Income Research Approval Committee of Barclays Global Investors (“BGI”) from 2001 to 2009. Tom has served as a portfolio manager for the Fund since June 2020.
Scott Radell—Scott Radell has been a Managing Director of BlackRock, Inc. since 2009; Head of San Francisco Fixed Income Core PM within BlackRock’s Systematic Fixed Income Portfolio Management Group since 2009; Portfolio Manager of BGI from 2003 to 2009. Scott has served as a portfolio manager for the Fund since June 2020.
Jeffrey Rosenberg, CFA—Jeffrey Rosenberg has been a Managing Director of BlackRock, Inc. since 2011; Chief Fixed Income Strategist and member of the BlackRock Investment Institute since 2016; Chief Investment Strategist for Fundamental Fixed Income at BlackRock since 2011; Chief Credit Strategist at Bank of America Merrill Lynch from 2002 to 2011. Jeffrey has served as a portfolio manager for the Fund since June 2020.
SSI Investment Management LLC (SSI), 2121 Avenue of the Stars, Suite 2050, Los Angeles, CA 90067, serves as a subadviser to the Fund under a subadvisory agreement (the SSI Subadvisory Agreement) with

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Morningstar on behalf of the Fund. SSI is registered as an investment adviser with the SEC and was founded in 1973. SSI is majority-owned by Resolute Investment Managers, Inc., a diversified, multi-affiliate asset management platform with more than 40 affiliated and independent investment managers. The minority interest in SSI is held by Team SSI LLC (formerly SSI Investment Management, Inc.), the previous subadviser, which is owned by current and former employees of SSI. As of March 31, 2022, SSI had approximately $2.5 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of SSI’s allocated portion of the Fund’s portfolio:
George M. Douglas, CFA—George Douglas is chief investment officer, managing principal, and portfolio manager of SSI. He is currently a portfolio manager of the Hedged Convertible strategies and oversees SSI’s quantitative research process. He is also a member of SSI’s executive committee. Douglas has more than 45 years of experience in quantitative equity research and portfolio management and has served as SSI’s chief investment officer for 28 years. Prior to joining SSI, George was director of Quantitative Equity Investments and portfolio manager at CS First Boston Asset Management. He received a BS in Mathematics, MS in Statistics, and MBA from the University of Wisconsin. Douglas has served as a portfolio manager for the Fund since its inception in November 2018.
Alexander W. Volz—Alex Volz is a portfolio manager at SSI. He oversees the daily management of the Hedged Convertible investment portfolios and is responsible for analyzing convertible arbitrage opportunities, trading and daily re-setting of hedge ratios. Volz has 26 years of industry experience, and has been with SSI for 20 years. Prior to joining SSI, Volz was a junior partner at Southern Trading Partners in Atlanta, GA. He received a BA in Economics from Vanderbilt University. Volz has served as a portfolio manager for the Fund since its inception in November 2018.
Dagney M. Maseda, CFA—Dagney Maseda is a portfolio manager at SSI and oversees the daily management of the Hedged Convertible investment portfolios. She has more than 21 years of industry experience as a trading assistant, analyst and portfolio manager. She received a BS in Finance, summa cum laude, from California State University, Northridge. Maseda has served as a portfolio manager for the Fund since its inception in November 2018.
Water Island Capital, LLC (Water Island), 41 Madison Avenue, 42nd Floor, New York, NY 10010, serves as a subadviser to the Fund under a subadvisory agreement (the Water Island Subadvisory Agreement) with Morningstar on behalf of the Fund. Water Island is registered as an investment adviser with the SEC and was founded in 2000. Water Island’s majority owner is John Orrico. As of March 31, 2022, Water Island had approximately $2.5 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Water Island’s allocated portion of the Fund’s portfolio:
John S. Orrico, CFA—John Orrico formed Water Island Capital in 2000 and serves as chief investment officer of the firm, leading the investment team. He is a portfolio manager on the Arbitrage Fund. Prior to forming Water Island Capital, Orrico joined Gruss & Co in 1994, focusing on merger arbitrage and special situations. He started his career in the securities industry upon joining Morgan Stanley in 1982, beginning in corporate finance, with additional experience in institutional equity trading, equity research analysis and portfolio management. Orrico received a BA from Georgetown University. Orrico has served as a portfolio manager for the Fund since its inception in November 2018.

Morningstar Funds Trust / Prospectus 2022

Roger P. Foltynowicz, CFA, CAIA—Roger Foltynowicz joined Water Island Capital in 2003 and currently serves as portfolio manager on the merger arbitrage strategy. He has been a portfolio manager for the Arbitrage Fund since January 2005 and a portfolio manager for the Arbitrage Event-Driven Fund since inception in October 2010. Prior to joining Water Island Capital, Foltynowicz worked for Jacobs Engineering as project accountant and also played professional baseball for the Cincinnati Reds organization. Foltynowicz received an MS from Pace Graduate School of Business and a BA from Presbyterian College. He also achieved the Chartered Alter- native Investment Analyst designation in addition to the CFA designation. Foltynowicz has served as a portfolio manager for the Fund since its inception in November 2018.
Todd W. Munn—Todd Munn joined Water Island Capital in 2003 and currently serves as portfolio manager on the merger arbitrage strategy. He has been a portfolio manager for the Arbitrage Fund since January 2005 and a portfolio manager for the Arbitrage Event-Driven Fund since inception in October 2010. Munn has worked in the securities industry since 1993, having worked at Lipper & Company and Bear Stearns & Company prior to joining Water Island Capital. Munn received an MBA from Fordham Graduate School of Business and a BA from Gettysburg College. Munn has served as a portfolio manager for the Fund since its inception in November 2018.
Shareholder Information
Pricing of Fund Shares
Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Each Fund’s daily NAV is available by calling 877-626-3224.
The NAV per share for each class of each Fund’s shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.
A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.
More information about the valuation of the Funds’ holdings can be found in the SAI.
Fair Value Pricing
If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, the Fund may, in accordance with procedures

Morningstar Funds Trust / Prospectus 2022

adopted by the board of trustees, employ “fair value” pricing of securities. Fair value determinations are made in good faith in accordance with board-approved procedures, and the application of these procedures is subject to the board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While each Fund’s use of fair value pricing is intended to result in calculation of a NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the fair valuation procedures may be reviewed or adjusted.
Purchase and Sale of Fund Shares
Fund shares are available through investment programs provided by financial institutions (each a “Program”). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants and solutions provided in model portfolio marketplaces. Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. There are no initial or subsequent minimum purchase amounts for the Institutional shares of the Funds. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the relevant Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the NYSE is open. At any time that an investor in a Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.
Investors may be charged a fee if they effect transactions through a broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.
The adviser reserves the right to reject purchase orders or to stop offering Fund shares within a Program without notice. Fund shares are offered only in connection with a Program and Fund share purchase orders erroneously processed for persons not eligible to invest through a Program will be resolved by the applicable financial institution, in accordance with that financial institution’s own policies and procedures. The method of such resolution may include, but is not limited to, liquidating such person’s investment in Fund shares at the then- current net asset value, which may be lower than the original purchase order amount. The Fund does not issue share certificates. Trustees and their family members as well as portfolio managers of the Trust may purchase shares as determined by Morningstar.

Morningstar Funds Trust / Prospectus 2022

USA PATRIOT Act—The USA PATRIOT Act of 2001 requires financial institutions, including each Fund, the adviser, and custodians to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.
When setting up an account, you will be required to supply your custodian with your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. In addition, your custodian may close an account if it is unable to verify a shareholder’s identity. As required by law, your custodian may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Corporate, trust and other entity accounts require further documentation.
If your custodian does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received. Each Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address. Any exceptions are reviewed on a case-by-case basis.
Payment of Redemption Proceeds
Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request. Each Fund may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons. More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.
Redemption proceeds will remain within your brokerage account unless you instruct otherwise. A Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.
The Trust, on behalf of the Funds, made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election) and therefore, the Trust, on behalf of each Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of such Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC, by order, permits withdrawal of such Rule 18f-1 Election. Assuming the requirements of Rule 18f-1 are met, all or part of the remaining sale (redemption) proceeds will generally be paid in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of a Fund’s remaining shareholders, a Fund might pay all or part of the remaining redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

Morningstar Funds Trust / Prospectus 2022

Unclaimed Property
Your mutual fund account, which is held with your financial intermediary, may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Please contact your financial intermediary for more information.
Tools to Combat Frequent Transactions
Frequent purchases and redemptions of Fund shares may interfere with the efficient management of a Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the Funds’ long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities.
Because of the potential harm to a Fund and its long-term shareholders, the board has approved a policy that is intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques. Under this policy, each Fund may limit additional purchases of Fund shares by shareholders whom Morningstar reasonably believes to be engaged in these excessive trading activities. The intent of the policy is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the board has not adopted any specific restrictions on purchases and sales of Fund shares, but each Fund reserves the right to reject any purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what Morningstar reasonably believes to be actual market timing activity, a Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that Morningstar reasonably believes could be either excessive or for legitimate purposes, each Fund may seek to block future purchases and exchanges of Fund shares by that account or permit the account holder to justify the activity. Although these measures are designed to deter frequent trading, none of them alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.
The policy applies to any account where a financial intermediary holds Fund shares for a number of its customers in one account. Each Fund and its transfer agent will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to a Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable a Fund to identify or prevent all such trading by a financial intermediary’s customers.
Dividends and Distributions
Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least: monthly, in the case of Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund; or annually, in the case of Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Opportunistic Equity Fund and Morningstar Alternatives Fund.

Morningstar Funds Trust / Prospectus 2022

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. Each Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.
Distributions will be reinvested in shares of the Funds, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.
Tax Consequences
Each Fund will elect and intends to qualify to be taxed as a regulated investment company (RIC) under Sub- chapter M of the Code. As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.
Each Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.
You generally will be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash. In general, if you are a taxable investor, Fund distributions (other than exempt-interest dividends) are taxable to you as ordinary income, capital gains, or some combination of both. A Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions also may be subject to certain state and local taxes. Some Fund distributions also may include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.
A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at 0%, 15%, or 20% depending on the nature of the capital gain and the shareholder’s taxable income. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund’s distributions of dividends that it receives from REITs and certain foreign corporations generally do not constitute “qualified dividend income.”
Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares before these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short- term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Morningstar Funds Trust / Prospectus 2022

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.
Each Fund may be required to withhold federal income tax at the federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide a Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your federal income tax liability, so long as you provide the required information or certification. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.
After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year. Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid on December 31.
For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI and consult your tax adviser.

Morningstar Funds Trust / Prospectus 2022

Financial Highlights
The financial highlights table is intended to help you understand the Funds’ financial performance for the past five years or since inception, if less than five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended April 30, 2022 and prior has been derived from the Funds’ financial statements, which have been audited by Ernst & Young LLP, an independent registered accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.
Morningstar U.S. Equity Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$13.74	$9.27	$10.68	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.12	0.14	0.13	0.05

Net realized and unrealized gains (losses)	(0.36)	4.59	(1.31)	0.64
Total income (loss) from investment operations	(0.24)	4.73	(1.18)	0.69
Less distributions paid:

From net investment income	(0.13)	(0.14)	(0.09)	(0.01)

From realized gains	(1.94)	(0.12)	(0.14)	—
Total distributions paid	(2.07)	(0.26)	(0.23)	(0.01)
Net asset value, end of year	$11.43	$13.74	$9.27	$10.68
Total return[3]	(3.11% )	51.43%	(11.42% )	6.98%
Supplemental data and ratios:

Net assets, end of year (millions)	$1,490	$1,703	$1,179	$678
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements	0.86%	0.87%	0.93%	1.08%
Total expenses after waivers/reimbursements	0.83%	0.81%	0.81%	0.82%
Net investment income, net of waivers/reimbursements	0.89%	1.19%	1.25%	0.98%	[6]
Net investment income, before waivers/reimbursements	0.86%	1.13%	1.13%	0.72%	[6]
Portfolio turnover rate[7]	61%	68%	58%	20%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar International Equity Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$12.72	$8.76	$10.79	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.23	0.12	0.21	0.08

Net realized and unrealized gains (losses)	(1.66)	4.17	(1.94)	0.74
Total income (loss) from investment operations	(1.43)	4.29	(1.73)	0.82
Less distributions paid:

From net investment income	(0.18)	(0.14)	(0.19)	(0.03)

From realized gains	(1.54)	(0.19)	(0.11)	—
Total distributions paid	(1.72)	(0.33)	(0.30)	(0.03)
Net asset value, end of year	$9.57	$12.72	$8.76	$10.79
Total return[3]	(12.77% )	49.22%	(16.65% )	8.19%
Supplemental data and ratios:

Net assets, end of year (millions)	$912	$1,074	$764	$469
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements	1.06%	1.08%	1.14%	1.29%
Total expenses after waivers/reimbursements	0.98%	0.89%	0.92%	0.94%
Net investment income, net of waivers/reimbursements	1.89%	1.09%	2.08%	1.66%	[6]
Net investment income, before waivers/reimbursements	1.81%	0.90%	1.86%	1.31%	[6]
Portfolio turnover rate[7]	67%	41%	36%	19%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar Global Income Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$11.62	$9.54	$10.58	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.42	0.35	0.37	0.16

Net realized and unrealized gains (losses)	(1.03)	2.09	(0.94)	0.52
Total income (loss) from investment operations	(0.61)	2.44	(0.57)	0.68
Less distributions paid:

From net investment income	(0.45)	(0.35)	(0.42)	(0.10)

From realized gains	(0.74)	(0.01)	(0.05)	—
Total distributions paid	(1.19)	(0.36)	(0.47)	(0.10)
Net asset value, end of year	$9.82	$11.62	$9.54	$10.58
Total return[3]	(6.00% )	26.01%	(5.73% )	6.85%
Supplemental data and ratios:

Net assets, end of year (millions)	$247	$272	$235	$186
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements	0.62%	0.62%	0.64%	0.90%
Total expenses after waivers/reimbursements	0.62%	0.61%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	3.76%	3.28%	3.52%	3.15%	[6]
Net investment income, before waivers/reimbursements	3.76%	3.27%	3.46%	2.83%	[6]
Portfolio turnover rate[7]	138%	59%	62%	27%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar Total Return Bond Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$10.69	$10.88	$10.48	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.61	0.16	0.26	0.15

Net realized and unrealized gains	(1.65)	0.17	0.68	0.45
Total income from investment operations	(1.04)	0.33	0.94	0.60
Less distributions paid:

From net investment income	(0.17)	(0.21)	(0.28)	(0.12)

From realized gains	(0.06)	(0.31)	(0.26)	—
Total distributions paid	(0.23)	(0.52)	(0.54)	(0.12)
Net asset value, end of year	$9.42	$10.69	$10.88	$10.48
Total return[3]	(9.97% )	2.95%	9.13%	6.01%
Supplemental data and ratios:

Net assets, end of year (millions)	$829	$833	$519	$415
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements[6]	0.71%	0.74%	0.81%	0.88%
Total expenses after waivers/reimbursements[6]	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.52%	0.53%	0.53%	0.53%
Net investment income, net of waivers/reimbursements	1.39%	1.41%	2.43%	2.89%	[7]
Net investment income, before waivers/reimbursements	1.21%	1.20%	2.15%	2.54%	[7]
Portfolio turnover rate[8]	346%	438%	612%	318%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of 0.01% for April 30, 2022 and less than 0.01% for April 30, 2021, April 30, 2020 and April 30, 2019, respectively.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar Municipal Bond Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$10.75	$10.14	$10.38	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.18	0.21	0.23	0.12

Net realized and unrealized gains (losses)	(0.81)	0.61	(0.21)	0.36
Total income from investment operations	(0.63)	0.82	0.02	0.48
Less distributions paid:

From net investment income	(0.18)	(0.21)	(0.23)	(0.10)

From realized gains	— [3]	—	(0.03)	—
Total distributions paid	(0.18)	(0.21)	(0.26)	(0.10)
Net asset value, end of year	$9.94	$10.75	$10.14	$10.38
Total return[4]	(5.93% )	8.14%	0.11%	4.79%
Supplemental data and ratios:

Net assets, end of year (millions)	$382	$417	$340	$105
Ratio to average net assets of:[5,6]

Total expenses before waivers/reimbursements	0.65%	0.66%	0.77%	1.05%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	1.65%	1.98%	2.17%	2.48%	[7]
Net investment income, before waivers/reimbursements	1.58%	1.90%	1.98%	2.01%	[7]
Portfolio turnover rate[8]	41%	53%	127%	115%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Round to less than 0.01
[4]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[5]	Ratios are annualized for periods less than one year.
[6]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar Defensive Bond Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$10.24	$10.17	$10.10	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.20	0.20	0.20	0.11

Net realized and unrealized gains	(0.46)	0.16	0.13	0.08
Total income from investment operations	(0.26)	0.36	0.33	0.19
Less distributions paid:

From net investment income	(0.19)	(0.19)	(0.23)	(0.09)

From realized gains	(0.08)	(0.10)	(0.03)	—

Return of capital	(0.02)	—	—	—
Total distributions paid	(0.29)	(0.29)	(0.26)	(0.09)
Net asset value, end of year	$9.69	$10.24	$10.17	$10.10
Total return[3]	(2.61% )	3.56%	3.36%	1.87%
Supplemental data and ratios:

Net assets, end of year (millions)	$144	$201	$183	$156
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements	0.64%	0.64%	0.66%	0.93%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	1.96%	1.92%	2.02%	2.28%	[6]
Net investment income, before waivers/reimbursements	1.80%	1.76%	1.84%	1.83%	[6]
Portfolio turnover rate[7]	45%	53%	88%	4%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar Multisector Bond Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$10.52	$9.39	$10.28	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.43	0.44	0.46	0.27

Net realized and unrealized gains (losses)	(1.54)	0.94	(0.83)	0.21
Total income (loss) from investment operations	(1.11)	1.38	(0.37)	0.48
Less distributions paid:

From net investment income	(0.30)	(0.25)	(0.43)	(0.20)

From realized gains	(0.11)	—	(0.09)	—
Total distributions paid	(0.41)	(0.25)	(0.52)	(0.20)
Net asset value, end of year	$9.00	$10.52	$9.39	$10.28
Total return[3]	(10.95% )	14.79%	(3.97% )	4.86%
Supplemental data and ratios:

Net assets, end of year (millions)	$172	$237	$192	$161
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements	0.92%	0.91%	0.98%	1.18%
Total expenses after waivers/reimbursements	0.79%	0.79%	0.79%	0.80%
Net investment income, net of waivers/reimbursements	4.25%	4.31%	4.52%	5.41%	[6]
Net investment income, before waivers/reimbursements	4.12%	4.19%	4.33%	5.03%	[6]
Portfolio turnover rate[7]	97%	127%	138%	53%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar Global Opportunistic Equity Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$12.08	$9.28	$10.38	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.21	0.14	0.23	0.12

Net realized and unrealized gains (losses)	(0.43)	2.99	(0.91)	0.37
Total income (loss) from investment operations	(0.22)	3.13	(0.68)	0.49
Less distributions paid:

From net investment income	(0.26)	(0.23)	(0.21)	(0.11)

From realized gains	(2.03)	(0.10)	(0.21)	—
Total distributions paid	(2.29)	(0.33)	(0.42)	(0.11)
Net asset value, end of year	$9.57	$12.08	$9.28	$10.38
Total return[3]	(2.77% )	34.01%	(7.07% )	4.97%
Supplemental data and ratios:

Net assets, end of year (millions)	$200	$211	$138	$56
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements	0.78%	0.78%	0.94%	1.48%
Total expenses after waivers/reimbursements	0.78%	0.74%	0.73%	0.64%
Net investment income, net of waivers/reimbursements	1.81%	1.28%	2.29%	2.38%	[6]
Net investment income, before waivers/reimbursements	1.81%	1.24%	2.08%	1.54%	[6]
Portfolio turnover rate[7]	96%	52%	66%	76%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[7]	Portfolio turnover rate is not annualized for periods less than one year.

Morningstar Funds Trust / Prospectus 2022

Morningstar Alternatives Fund—Institutional

	Year Ended April 30	Year Ended April 30	Year Ended April 30	Since Inception[1]
Selected per share data	2022	2021	2020	2019
Net asset value, beginning of year	$10.71	$10.12	$10.10	$10.00
Income (loss) from investment operations:

Net investment income[2]	0.07	0.12	0.25	0.05

Net realized and unrealized gains (losses)	(0.14)	0.77	(0.05)	0.08
Total income from investment operations	(0.07)	0.89	0.20	0.13
Less distributions paid:

From net investment income	(0.14)	(0.13)	(0.14)	(0.03)

From realized gains	(0.38)	(0.17)	(0.04)	—
Total distributions paid	(0.52)	(0.30)	(0.18)	(0.03)
Net asset value, end of year	$10.12	$10.71	$10.12	$10.10
Total return[3]	(0.78% )	8.92%	1.94%	1.26%
Supplemental data and ratios:

Net assets, end of year (millions)	$368	$328	$186	$112
Ratio to average net assets of:[4,5]

Total expenses before waivers/reimbursements[6]	1.45%	1.68%	1.48%	1.91%
Total expenses after waivers/reimbursements[6]	1.31%	1.26%	1.13%	0.96%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.15%	1.12%	0.87%	0.77%
Net investment income, net of waivers/reimbursements	0.63%	1.14%	2.45%	1.08%	[7]
Net investment income, before waivers/reimbursements	0.49%	0.72%	2.10%	0.13%	[7]
Portfolio turnover rate[8]	433%	372%	154%	103%

[1]	Commencement of operations was November 2, 2018.
[2]	Calculated using the average shares outstanding method.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Expenses include dividend and interest expense of 0.16% 0.14%, 0.26%, and 0.19% for April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.
[7]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.
[8]	Portfolio turnover rate is not annualized for periods less than one year.

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Other Important Information
Morningstar Funds Trust (“Morningstar Funds”) are available through investment programs provided by financial institutions (each a “Program”).
Such Programs include, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services certain third-party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants, and solutions provided in model marketplaces. The financial institution’s client’s assets are held at a nonaffiliated custodian (“Custodian”) who report buy/sells of Morningstar Funds shares to the Trust’s transfer agent at an aggregate level (e.g., omnibus). Because of this structure, under normal circumstances, the Trust does not have personal information of the shareholders of the Morningstar Funds. From time‑to‑time, Morningstar Funds Trust may seek shareholder’s personal information to fulfill regulatory requirements and/or obligations. In those instances, Morningstar Funds Trust will not make your personal information available to anyone other than the above-mentioned affiliates. Morningstar Funds Trust reserves the right to change this policy at any time by distributing and/or posting a new privacy policy without notice.

Questions?	Your privacy is very important to us. If you have further questions, contact us at (877) 626‑3224.

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You can find more information about the Funds in the following documents:
Statement of Additional Information (SAI)
The SAI provides additional details about the investments and techniques of each Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated into this prospectus by reference. It is legally considered a part of this prospectus.
Annual/Semiannual Reports
Additional information about each Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. Each Fund’s annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s prior fiscal year.
Householding of Reports and Prospectuses
If more than one member of your household is a shareholder of any of the Funds in the Morningstar Funds Trust, regulations allow us, subject to certain requirements, to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same Fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. You may benefit from this system in two ways: a reduction in mail you receive and a reduction in Fund expenses due to lower Fund printing and mailing costs.
However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please contact your financial advisor or the transfer agent if you do not want this policy to apply to you.
You can obtain free copies of these documents, request other information, and discuss your questions about the Funds by contacting the Funds at:
Morningstar Funds Trust
22 W. Washington Street Chicago, IL 60602 877‑626‑3224 http://connect.rightprospectus.com/Morningstar
You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the SEC, 100 F Street N.E. Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090. Shareholder reports and other information about each Fund are also available:

•	Free of charge from the Funds’ website at http://connect.rightprospectus.com/Morningstar.
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
•	For a fee, by e‑mail request to publicinfo@sec.gov.
(The Trust’s SEC Investment Company Act file number is 811‑23235.)